UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22796

Fidelity Merrimack Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2019

Item 1.	Reports to Stockholders

Fidelity® Corporate Bond ETF

Fidelity® Limited Term Bond ETF

Fidelity® Low Duration Bond Factor ETF

Fidelity® Total Bond ETF

Annual Report

August 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity’s web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose ‘no’ under Required Disclosures to continue print)	1-800-343-0860

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2019 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

3

Market Recap

For the 12 months ending August 31, 2019, U.S. taxable investment-grade bonds posted their strongest trailing one-year return since 2009, driven by slower global economic growth, a maturing business cycle, trade uncertainty and, late in the period, the Fed’s dovish shift. The Bloomberg Barclays U.S. Aggregate Bond Index gained 10.17%. Market yields rose in the early fall of 2018, on expectations for higher inflation. Yields then declined and credit spreads widened in November and December, partly because of weaker U.S. manufacturing data. Yield spreads narrowed in January, as the U.S. Federal Reserve said it would be “patient” with policy rate hikes, and that future increases largely would depend on economic data. Yields continued to decline in the spring, amid international trade tension and attacks on oil tankers in the Middle East, and then tumbled further in July, when the Fed cut interest rates for the first time since 2008. The yield curve ended the period roughly flat, amid expectations for another rate cut of 25 basis points in September. Within the Bloomberg Barclays index, corporate bonds gained 13.33%, topping the 10.38% advance of U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds lagged nominal U.S. Treasuries, while Treasury Inflation-Protected Securities (TIPS) gained 7.46%.

4

Fidelity® Corporate Bond ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® Corporate Bond ETF, with comparisons over different time periods to the fund’s relevant benchmark. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended August 31, 2019

Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Corporate Bond ETF – NAVA	13.39%	4.63%
Fidelity Corporate Bond ETF – Market PriceB	13.53%	4.51%
Bloomberg Barclays U.S. Credit Bond IndexA	12.99%	4.60%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Corporate Bond ETF and the fund’s benchmark, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A	From October 6, 2014.

B	From October 9, 2014, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Corporate Bond ETF – NAV on October 6, 2014, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Credit Bond Index performed over the same period.

5

Fidelity® Corporate Bond ETF

Management’s Discussion of Fund Performance

Comments from Co-Portfolio Managers David Prothro and Matthew Bartlett: For the fiscal year, the fund gained 13.39% at net asset value and 13.53% on a market-price basis, outpacing the 12.99% return of the benchmark Bloomberg Barclays U.S. Credit Bond Index. Security selection among investment-grade corporate bonds contributed versus the benchmark the past 12 months, whereas sector positioning modestly detracted. Picks among communications, capital goods, energy and technology companies aided the fund’s relative performance. Within financials, selections among banks and insurance companies also contributed. On the downside – and outside of corporate credit – holding a modest out-of-benchmark stake in U.S. Treasuries and underweighting non-U.S. sovereign bonds each detracted, as did the fund’s small cash position. The fund normally holds Treasuries and cash for liquidity and duration-management purposes. Elsewhere, a modest allocation to high-yield credit had a roughly neutral impact versus the benchmark. As of August 31, we think the market’s fundamental backdrop and supply-and-demand dynamics remain generally supportive. We have a more neutral view toward bond valuations, given relatively tight credit spreads. We plan to maintain an overweighted allocation to select BBB-rated issues of companies that are focusing on strengthening their credit quality.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

6

Fidelity® Corporate Bond ETF

Investment Summary (Unaudited)

Quality Diversification as of August 31, 2019

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of August 31, 2019

*	Foreign investments – 18.8%

7

Fidelity® Limited Term Bond ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® Limited Term Bond ETF, with comparisons over different time periods to the fund’s relevant benchmarks. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended August 31, 2019

Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Limited Term Bond ETF – NAVA	6.22%	2.39%
Fidelity Limited Term Bond ETF – Market PriceB	6.26%	2.32%
Bloomberg Barclays U.S. 1-5 Year Government/Credit Bond IndexA	5.96%	2.04%
Fidelity Limited Term Composite IndexSM A	6.40%	2.44%
Bloomberg Barclays U.S. 1-5 Year Credit Bond IndexA	6.59%	2.61%
Bloomberg Barclays U.S. 1-5 Year Government Bond IndexA	5.65%	1.74%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Limited Term Bond ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A	From October 6, 2014.

B	From October 9, 2014, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Limited Term Bond ETF – NAV on October 6, 2014, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. 1-5 Year Government/Credit Bond Index performed over the same period.

8

Fidelity® Limited Term Bond ETF

Management’s Discussion of Fund Performance

Comments from Co-Portfolio Managers David DeBiase and David Prothro: For the fiscal year, the fund returned 6.22% based on net asset value and 6.26% on a market-price basis. Each slightly lagged the 6.40% result of the Fidelity Limited Term Composite IndexSM. The fund’s positioning along the yield curve detracted versus the benchmark more than any other factor for the 12 months. To a much lesser extent, non-benchmark exposure to agency mortgage-backed securities hurt the relative return, as did a lighter-than-benchmark stake in the bonds of sovereign countries. Conversely, holding an outsized stake in corporate bonds delivered a relative performance boost. Within corporates, overweighting the bonds of banking institutions helped the fund’s relative result. Overweighted positioning within the communications, capital goods and consumer cyclical segments helped versus the benchmark as well. Picks among corporates, especially in the industrials segment and among banking institutions, further lifted the fund’s relative performance. Outside of corporates, a non-benchmark position in asset-backed securities added slight value.

Note to Shareholders: On November 1, 2018, David DeBiase assumed co-management responsibilities for the fund, joining Robert Galusza and David Prothro.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

9

Fidelity® Limited Term Bond ETF

Investment Summary (Unaudited)

Quality Diversification as of August 31, 2019

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of August 31, 2019

*	Foreign investments – 14.3%

10

Fidelity® Low Duration Bond Factor ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® Low Duration Bond Factor ETF, with comparisons over different time periods to the fund’s relevant benchmark. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on Cboe BZX Exchange, Inc. (CboeBZX) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on CboeBZX. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended August 31, 2019

Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Low Duration Bond Factor ETF – NAVA	3.95%	3.86%
Fidelity Low Duration Bond Factor ETF – Market PriceB	3.91%	3.93%
Fidelity Low Duration Investment Grade Factor IndexA	4.18%	4.06%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Low Duration Bond Factor ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A	From June 12, 2018.

B	From June 14, 2018, date initially listed on the CboeBZX exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Low Duration Bond Factor ETF – NAV on June 12, 2018, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Fidelity Low Duration Investment Grade Factor Index performed over the same period.

11

Fidelity® Low Duration Bond Factor ETF

Management’s Discussion of Fund Performance

Comments from Co-Portfolio Managers Brandon Bettencourt and Jay Small: For the fiscal year ending August 31, 2019, the fund returned 3.95% at net asset value and 3.91% on a market-price basis, roughly in line, net of fees, with the 4.18% return of the Fidelity Low Duration Investment Grade Factor Index. These results met our goal of producing monthly returns, before expenses, that closely match the benchmark return. Given the large number of securities in the index and the significant cost and liquidity challenges associated with full replication of the index, we use “statistical sampling” techniques in constructing the portfolio. This approach involves defining and maintaining an “optimal” subset of constituent securities that, in aggregate, mirrors the chief characteristics of the index – including maturity, duration, sector allocation, credit quality and other factors. The fund is comprised of two main components: U.S. Treasuries with maturities ranging from seven to 10 years, and floating-rate corporate notes with maturities of one month to five years. Of these two components, the longer-term Treasuries performed stronger, in comparison, bolstered by the pause in the Fed’s rate-hike policy for much of 2019, and the policy rate cut in July.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

12

Fidelity® Low Duration Bond Factor ETF

Investment Summary (Unaudited)

Top Five Holdings as of August 31, 2019

(by issuer, excluding cash equivalents)	% of fund’s net assets
U.S. Treasury	10.1
Morgan Stanley	4.1
The Goldman Sachs Group, Inc.	3.3
Wells Fargo & Co.	3.0
HSBC Holdings PLC	2.9

23.4

Top Five Market Sectors as of August 31, 2019

% of fund’s net assets
Financials	64.0
Consumer Discretionary	6.2
Information Technology	3.1
Industrials	3.0
Consumer Staples	2.8

Quality Diversification as of August 31, 2019

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of August 31, 2019

*	Foreign investments – 29.0%

13

Fidelity® Total Bond ETF

Performance (Unaudited)

The information provided in the tables below shows you the performance of Fidelity® Total Bond ETF, with comparisons over different time periods to the fund’s relevant benchmarks. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/actively-managed-fixed-income-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended August 31, 2019

Average Annual Total Returns	Past 1 Year	Life of fund
Fidelity Total Bond ETF – NAVA	9.73%	3.74%
Fidelity Total Bond ETF – Market PriceB	9.68%	3.66%
Bloomberg Barclays U.S. Aggregate Bond IndexA	10.17%	3.45%
Bloomberg Barclays U.S. Universal Bond IndexA	10.07%	3.68%

Average annual total returns represent just that – the average return on an annual basis for Fidelity® Total Bond ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

A	From October 6, 2014.

B	From October 9, 2014, date initially listed on the NYSE ARCA exchange.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity Total Bond ETF – NAV on October 6, 2014, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

14

Fidelity® Total Bond ETF

Management’s Discussion of Fund Performance

Comments from Lead Manager Ford O’Neil and Co-Manager Celso Munoz: For the year, the fund returned 9.73% at net asset value and 9.68% on a market-price basis, lagging, net of fees, the 10.17% gain of the benchmark Bloomberg Barclays U.S. Aggregate Bond Index. The fund’s modestly shorter duration hampered performance versus this benchmark, as did positioning along the yield curve – particularly the fund’s underweighting in longer-term securities. Owning Treasury Inflation-Protected Securities (TIPS) also hurt the fund’s relative performance. Conversely, the fund’s positioning in investment-grade corporate bonds contributed versus the Aggregate benchmark, as both industry allocation and security selection within this segment added value. In particular, an overweighting and security choices in financials helped, led by good picks in the banking category. Security selection among industrials was also helpful, led by consumer non-cyclicals. Elsewhere, underweighting mortgage securities worked to the fund’s relative advantage, as did exposure to “plus” sectors, namely emerging markets and high-yield bonds.

Note to shareholders: On December 31, 2018, former Co-Manager Matthew Conti retired from Fidelity, leaving Co Manager Mike Weaver with sole responsibility for the fund’s high-income subportfolio.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

15

Fidelity® Total Bond ETF

Investment Summary (Unaudited)

Quality Diversification as of August 31, 2019

Short – Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation as of August 31, 2019

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Short – Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

*	Foreign investments – 9.6%

16

Fidelity® Corporate Bond ETF

Schedule of Investments August 31, 2019

Showing Percentage of Net Assets

Nonconvertible Bonds – 89.4%

	Principal Amount	Value
COMMUNICATION SERVICES – 4.1%
Diversified Telecommunication Services – 2.2%
AT&T, Inc.:
4.50% 5/15/35 to 3/9/48	$868,000	$952,831
4.90% 6/15/42	150,000	169,678
5.55% 8/15/41	197,000	238,144
Verizon Communications, Inc.:
4.522% 9/15/48	90,000	108,383
4.862% 8/21/46	535,000	666,192
5.012% 4/15/49	500,000	639,169

		2,774,397

Media – 1.3%
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.20% 3/15/28	150,000	159,644
5.375% 5/1/47	474,000	526,418
Cox Communications, Inc. 3.25% 12/15/22 (a)	410,000	421,375
Fox Corp.:
3.666% 1/25/22 (a)	7,000	7,256
4.03% 1/25/24 (a)	13,000	13,923
4.709% 1/25/29 (a)	19,000	22,009
5.476% 1/25/39 (a)	18,000	22,491
5.576% 1/25/49 (a)	212,000	275,836
Tencent Holdings Ltd. 3.575% 4/11/26 (a)	200,000	210,522

		1,659,474

Wireless Telecommunication Services – 0.6%
Rogers Communications, Inc. 4.30% 2/15/48	100,000	116,328
Vodafone Group PLC 4.375% 5/30/28	650,000	729,182

		845,510

TOTAL COMMUNICATION SERVICES		5,279,381

CONSUMER DISCRETIONARY – 7.7%
Automobiles – 0.6%
General Motors Co.:
5.40% 4/1/48	60,000	62,494
5.95% 4/1/49	120,000	133,164
Volkswagen Group of America Finance LLC 4.75% 11/13/28 (a)	550,000	617,266

		812,924

Consumer Finance – 0.4%
Ford Motor Credit Co. LLC 3.336% 3/18/21	500,000	503,265

	Principal Amount	Value
Diversified Consumer Services – 0.6%
Ingersoll-Rand Luxembourg Finance S.A.:
3.50% 3/21/26	$250,000	$262,165
3.80% 3/21/29	450,000	488,079

		750,244

Hotels, Restaurants & Leisure – 1.6%
McDonald’s Corp.:
3.625% 9/1/49	600,000	623,819
4.875% 12/9/45	510,000	628,741
Starbucks Corp.:
3.80% 8/15/25	410,000	444,645
4.45% 8/15/49	250,000	292,680

		1,989,885

Household Durables – 0.5%
DR Horton, Inc. 2.55% 12/1/20	97,000	97,264
Lennar Corp. 4.875% 12/15/23	315,000	337,837
Toll Brothers Finance Corp. 4.375% 4/15/23	227,000	236,648

		671,749

Media – 1.5%
Comcast Corp.:
4.50% 1/15/43	470,000	558,151
4.95% 10/15/58	330,000	428,484
The Walt Disney Co.:
3.00% 9/15/22 (a)	27,000	27,887
4.75% 11/15/46 (a)	176,000	231,106
Time Warner Cable, Inc.:
4.50% 9/15/42	53,000	53,202
5.875% 11/15/40	334,000	380,220
7.30% 7/1/38	150,000	192,418

		1,871,468

Multiline Retail – 0.6%
Dollar Tree, Inc. 4.00% 5/15/25	770,000	813,979

Specialty Retail – 1.9%
AutoZone, Inc. 3.125% 4/18/24	550,000	570,280
Lowe’s Cos., Inc.:
3.65% 4/5/29	550,000	597,600
4.375% 9/15/45	300,000	334,652
O’Reilly Automotive, Inc.:
3.90% 6/1/29	250,000	274,890
4.35% 6/1/28	350,000	392,696
The Home Depot, Inc. 3.90% 6/15/47	200,000	232,116

		2,402,234

TOTAL CONSUMER DISCRETIONARY		9,815,748

See accompanying notes which are an integral part of the financial statements.

17

Fidelity® Corporate Bond ETF

Schedule of Investments – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
CONSUMER STAPLES – 6.8%
Beverages – 2.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.:
3.65% 2/1/26	$400,000	$429,824
4.70% 2/1/36	150,000	174,605
Anheuser-Busch InBev Finance, Inc.:
4.70% 2/1/36	183,000	213,019
4.90% 2/1/46	698,000	830,211
Anheuser-Busch InBev Worldwide, Inc. 4.90% 1/23/31	250,000	299,401
Constellation Brands, Inc. 3.15% 8/1/29	550,000	567,538
Molson Coors Brewing Co. 5.00% 5/1/42	250,000	277,754

		2,792,352

Food & Staples Retailing – 1.2%
CVS Health Corp.:
2.75% 12/1/22	250,000	253,784
3 month U.S. LIBOR + 0.720% 3.173% 3/9/21 (b)(c)	180,000	180,781
4.78% 3/25/38	208,000	233,243
4.875% 7/20/35	134,000	153,024
5.05% 3/25/48	500,000	582,581
5.125% 7/20/45	147,000	170,868

		1,574,281

Food Products – 0.6%
Conagra Brands, Inc. 4.60% 11/1/25	725,000	800,337

Tobacco – 2.8%
Altria Group, Inc.:
2.85% 8/9/22	182,000	185,753
4.25% 8/9/42	55,000	56,696
4.40% 2/14/26	250,000	274,135
4.80% 2/14/29	325,000	368,015
BAT Capital Corp.:
2.764% 8/15/22	500,000	507,047
3.557% 8/15/27	150,000	153,720
Imperial Brands Finance PLC:
3.50% 7/26/26 (a)	550,000	559,135
4.25% 7/21/25 (a)	250,000	266,578
Reynolds American, Inc.:
4.45% 6/12/25	376,000	407,158
4.85% 9/15/23	750,000	819,330

		3,597,567

TOTAL CONSUMER STAPLES		8,764,537

	Principal Amount	Value
ENERGY – 9.8%
Energy Equipment & Services – 0.9%
DCP Midstream Operating LP:
3.875% 3/15/23	$450,000	$455,625
5.125% 5/15/29	365,000	374,143
5.85% 5/21/43 (a)(c)	352,000	312,400

		1,142,168

Oil, Gas & Consumable Fuels – 7.5%
Anadarko Petroleum Corp. 3.45% 7/15/24	440,000	450,506
Apache Corp. 4.25% 1/15/44	113,000	102,576
Canadian Natural Resources Ltd.:
3.90% 2/1/25	458,000	482,737
4.95% 6/1/47	134,000	160,200
Cenovus Energy, Inc.:
3.00% 8/15/22	285,000	287,752
4.25% 4/15/27	722,000	753,951
5.70% 10/15/19	19,231	19,295
ConocoPhillips 6.50% 2/1/39	229,000	335,741
ConocoPhillips Holding Co. 6.95% 4/15/29	196,000	270,071
Continental Resources, Inc. 5.00% 9/15/22	211,000	212,878
Empresa Nacional del Petroleo 4.50% 9/14/47 (a)	200,000	217,094
Enbridge, Inc.:
4.25% 12/1/26	14,000	15,518
5.50% 12/1/46	114,000	147,021
Encana Corp.:
7.20% 11/1/31	228,000	292,046
8.125% 9/15/30	134,000	181,922
Energy Transfer Operating LP:
4.20% 9/15/23	514,000	543,461
4.95% 6/15/28	48,000	53,695
5.80% 6/15/38	127,000	147,917
6.00% 6/15/48	17,000	20,276
EQT Corp. 2.50% 10/1/20	59,000	58,682
Marathon Petroleum Corp. 4.75% 9/15/44	250,000	269,505
MPLX LP 4.875% 12/1/24	30,000	32,905
Newfield Exploration Co. 5.625% 7/1/24	300,000	330,269
Occidental Petroleum Corp.:
2.60% 8/13/21	29,000	29,193
2.70% 8/15/22	26,000	26,256
2.90% 8/15/24	86,000	86,804

See accompanying notes which are an integral part of the financial statements.

18

Nonconvertible Bonds – continued

	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
3 month U.S. LIBOR + 0.950% 3.137% 2/8/21 (b)(c)	$96,000	$96,438
3.20% 8/15/26	12,000	12,124
3 month U.S. LIBOR + 1.250% 3.437% 8/13/21 (b)(c)	111,000	111,436
3 month U.S. LIBOR + 1.450% 3.637% 8/15/22 (b)(c)	538,000	539,826
4.30% 8/15/39	5,000	5,232
4.40% 8/15/49	405,000	422,425
Petroleos Mexicanos:
5.35% 2/12/28	394,000	373,118
6.50% 3/13/27	200,000	204,269
6.875% 8/4/26	75,000	78,637
Plains All American Pipeline LP / PAA Finance Corp.:
3.65% 6/1/22	123,000	126,416
3.85% 10/15/23	245,000	254,311
4.65% 10/15/25	300,000	321,712
Spectra Energy Partners LP 3.375% 10/15/26	138,000	143,383
Suncor Energy, Inc. 6.85% 6/1/39	86,000	124,962
The Williams Companies., Inc. 5.75% 6/24/44	427,000	511,693
TransCanada PipeLines Ltd. 4.875% 5/15/48	300,000	356,863
Western Midstream Operating LP 5.375% 6/1/21	394,000	407,398

		9,618,514

Pipeline – 1.4%
Boardwalk Pipelines LP 3.375% 2/1/23	482,000	488,206
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	275,000	306,625
Enterprise Products Operating LLC:
4.85% 3/15/44	176,000	205,030
4.90% 5/15/46	155,000	183,379
Sunoco Logistics Partners Operations LP:
4.00% 10/1/27	222,000	234,361
4.25% 4/1/24	200,000	211,242
5.40% 10/1/47	96,000	107,076

		1,735,919

TOTAL ENERGY		12,496,601

	Principal Amount	Value
FINANCIALS – 30.0%
Banks – 14.0%
Bank of America Corp.:
2.816% 7/21/23 (c)	$1,025,000	$1,044,435
3.194% 7/23/30 (c)	250,000	261,053
3.458% 3/15/25 (c)	285,000	299,721
3.705% 4/24/28 (c)	222,000	239,529
4.20% 8/26/24	227,000	244,990
4.25% 10/22/26	540,000	589,509
4.45% 3/3/26	50,000	55,059
Bank of Ireland Group PLC 4.50% 11/25/23 (a)	600,000	629,962
Barclays PLC:
3.684% 1/10/23	400,000	406,510
4.836% 5/9/28	415,000	430,797
5.088% 6/20/30 (c)	200,000	207,753
BBVA USA 2.875% 6/29/22	500,000	508,583
BPCE SA 4.875% 4/1/26 (a)	500,000	549,418
Citibank N.A. 3.65% 1/23/24	260,000	277,134
Citigroup, Inc.:
4.05% 7/30/22	352,000	369,158
4.30% 11/20/26	750,000	818,501
4.40% 6/10/25	1,420,000	1,540,914
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	600,000	626,297
4.35% 8/1/25	129,000	138,284
Cooperatieve Rabobank UA:
3.75% 7/21/26	700,000	732,887
4.625% 12/1/23	400,000	432,462
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	250,000	277,013
Fifth Third Bancorp 8.25% 3/1/38	300,000	465,905
HSBC Holdings PLC 4.041% 3/13/28 (c)	300,000	320,013
Intesa Sanpaolo SpA:
3.375% 1/12/23 (a)	250,000	253,339
5.017% 6/26/24 (a)	500,000	512,504
JPMorgan Chase & Co.:
4.125% 12/15/26	264,000	290,813
4.95% 6/1/45	176,000	225,941
Lloyds Banking Group PLC 2.907% 11/7/23 (c)	500,000	501,534
Royal Bank of Canada 2.55% 7/16/24	700,000	713,598
Royal Bank of Scotland Group PLC 6.00% 12/19/23	360,000	392,071

See accompanying notes which are an integral part of the financial statements.

19

Fidelity® Corporate Bond ETF

Schedule of Investments – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Santander Holdings USA, Inc.:
3.40% 1/18/23	$482,000	$495,854
3.50% 6/7/24	450,000	465,456
Standard Chartered PLC 3.785% 5/21/25 (a)(c)	500,000	516,055
Synchrony Bank 3.00% 6/15/22	550,000	559,984
Synovus Financial Corp. 3.125% 11/1/22	351,000	351,702
The Bank of Nova Scotia 4.50% 12/16/25	264,000	289,787
UBS Group Funding Switzerland AG 3.491% 5/23/23 (a)	650,000	669,745
Wells Fargo & Co. 4.65% 11/4/44	176,000	211,449

		17,915,719

Capital Markets – 4.7%
Ares Capital Corp.:
4.20% 6/10/24	300,000	311,411
4.25% 3/1/25	352,000	365,017
Credit Suisse Group AG:
3.574% 1/9/23 (a)	250,000	256,324
3.869% 1/12/29 (a)(c)	250,000	266,310
Goldman Sachs Group, Inc.:
2.905% 7/24/23 (c)	616,000	625,764
3.50% 11/16/26	170,000	177,951
3.75% 2/25/26	222,000	236,517
4.223% 5/1/29 (c)	350,000	387,137
Morgan Stanley:
3.625% 1/20/27	176,000	188,300
4.35% 9/8/26	415,000	454,419
4.431% 1/23/30 (c)	400,000	456,495
4.875% 11/1/22	710,000	763,779
5.00% 11/24/25	500,000	564,151
S&P Global, Inc.:
3.30% 8/14/20	129,000	130,299
4.00% 6/15/25	142,000	156,266
The Goldman Sachs Group, Inc. 3.75% 5/22/25	134,000	142,888
UBS Group AG 3.126% 8/13/30 (a)(c)	500,000	512,018

		5,995,046

Consumer Finance – 2.8%
Ally Financial, Inc. 4.125% 2/13/22	500,000	518,750
Capital One Financial Corp.:
3.20% 2/5/25	400,000	412,532
3.90% 1/29/24	600,000	637,116

	Principal Amount	Value
Discover Financial Services:
4.50% 1/30/26	$48,000	$53,012
5.20% 4/27/22	343,000	368,846
Ford Motor Credit Co. LLC:
3.339% 3/28/22	300,000	301,563
5.875% 8/2/21	602,000	633,670
Synchrony Financial:
3.75% 8/15/21	550,000	562,404
4.375% 3/19/24	24,000	25,636

		3,513,529

Diversified Financial Services – 4.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30% 1/23/23	700,000	717,470
AIB Group PLC:
4.263% 4/10/25 (a)(c)	250,000	260,978
4.75% 10/12/23 (a)	625,000	661,898
Aon PLC 4.75% 5/15/45	291,000	352,048
BNP Paribas S.A. 4.25% 10/15/24	500,000	531,888
Deutsche Bank AG 2.70% 7/13/20	394,000	392,989
GE Capital International Funding Co. Unlimited Co.:
2.342% 11/15/20	250,000	248,599
4.418% 11/15/35	350,000	355,606
General Motors Financial Co., Inc.:
3.25% 1/5/23	250,000	254,303
5.10% 1/17/24	300,000	324,391
HSBC USA, Inc. 5.00% 9/27/20	300,000	308,118
International Lease Finance Corp. 4.625% 4/15/21	352,000	363,419
Mitsubishi UFJ Financial Group, Inc. 3.761% 7/26/23	750,000	794,282
Moody’s Corp. 2.75% 12/15/21	11,000	11,149
UniCredit SpA 3.75% 4/12/22 (a)	300,000	306,503

		5,883,641

Insurance – 3.9%
American International Group, Inc.:
4.50% 7/16/44	414,000	473,277
5.75% 4/1/48 (c)	352,000	372,275
AXA Equitable Holdings, Inc.:
3.90% 4/20/23	325,000	341,344
4.35% 4/20/28	500,000	536,840
Fairfax Financial Holdings Ltd. 4.85% 4/17/28	250,000	272,711

See accompanying notes which are an integral part of the financial statements.

20

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
Marsh & McLennan Cos., Inc.:
4.05% 10/15/23	$210,000	$224,354
4.375% 3/15/29	40,000	45,951
4.90% 3/15/49	37,000	48,037
Massachusetts Mutual Life Insurance Co. 4.50% 4/15/65 (a)	61,000	74,505
Pacific LifeCorp. 5.125% 1/30/43 (a)	270,000	325,472
Principal Financial Group, Inc. 3.70% 5/15/29	77,000	83,693
The Hartford Financial Services Group, Inc. 3.60% 8/19/49	400,000	417,534
Unum Group 4.00% 3/15/24	601,000	638,112
Voya Financial, Inc.:
3.65% 6/15/26	222,000	235,667
4.70% 1/23/48 (c)	362,000	337,746
4.80% 6/15/46	176,000	208,260
5.70% 7/15/43	56,000	73,001
Willis North America, Inc. 3.60% 5/15/24	280,000	291,850

		5,000,629

TOTAL FINANCIALS		38,308,564

HEALTH CARE – 7.4%
Health Care Equipment & Supplies – 1.4%
Abbott Laboratories 4.75% 11/30/36	177,000	221,715
Allergan Sales LLC 5.00% 12/15/21 (a)	290,000	305,059
Boston Scientific Corp. 4.00% 3/1/28	500,000	550,370
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	694,000	709,831

		1,786,975

Health Care Providers & Services – 2.3%
Cigna Corp.:
4.125% 11/15/25	925,000	1,006,370
4.375% 10/15/28	315,000	352,233
4.80% 8/15/38	190,000	219,668
4.90% 12/15/48	40,000	47,336
HCA, Inc.:
4.125% 6/15/29	195,000	207,776
5.125% 6/15/39	190,000	209,779
5.25% 6/15/49	230,000	256,770

	Principal Amount	Value
UnitedHealth Group, Inc.:
3.75% 7/15/25 to 10/15/47	$356,000	$388,138
4.75% 7/15/45	198,000	246,609

		2,934,679

Life Sciences Tools & Services – 0.4%
Thermo Fisher Scientific, Inc. 2.95% 9/19/26	450,000	465,344

Pharmaceuticals – 3.3%
Allergan Funding SCS 4.55% 3/15/35	141,000	151,679
AstraZeneca PLC 6.45% 9/15/37	300,000	430,982
Bayer US Finance II LLC:
4.25% 12/15/25 (a)	327,000	352,440
4.875% 6/25/48 (a)	325,000	365,408
Bristol-Myers Squibb Co.:
3.20% 6/15/26 (a)	390,000	412,670
4.125% 6/15/39 (a)	112,000	129,983
4.25% 10/26/49 (a)	390,000	469,112
Elanco Animal Health, Inc.:
3.912% 8/27/21	161,000	164,105
4.272% 8/28/23	514,000	538,366
4.90% 8/28/28	384,000	418,799
Mylan, Inc. 4.55% 4/15/28	529,000	569,505
Teva Pharmaceutical Finance Netherlands III BV 2.80% 7/21/23	264,000	222,420

		4,225,469

TOTAL HEALTH CARE		9,412,467

INDUSTRIALS – 6.3%
Aerospace & Defense – 1.3%
Lockheed Martin Corp.:
3.35% 9/15/21	750,000	769,727
4.09% 9/15/52	146,000	175,825
Northrop Grumman Corp.:
2.93% 1/15/25	330,000	341,608
4.03% 10/15/47	290,000	335,760

		1,622,920

Air Freight & Logistics – 0.1%
FedEx Corp. 4.05% 2/15/48	160,000	163,462

Airlines – 1.1%
American Airlines Pass Through Trust:
3.70% 4/15/27	670,575	678,235
3.75% 4/15/27	229,000	235,758
3.85% 2/15/28	231,000	234,511
Delta Air Lines, Inc. 3.40% 4/19/21	104,000	105,432

See accompanying notes which are an integral part of the financial statements.

21

Fidelity® Corporate Bond ETF

Schedule of Investments – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
INDUSTRIALS – continued
Airlines – continued
United Airlines Pass Through Trust 4.60% 3/1/26	$123,713	$129,416

		1,383,352

Biotechnology – 0.4%
Celgene Corp. 3.90% 2/20/28	500,000	555,492

Commercial Services & Supplies – 0.1%
Steelcase, Inc. 5.125% 1/18/29	177,000	201,786

Diversified Financial Services – 0.7%
Park Aerospace Holdings Ltd. 5.25% 8/15/22 (a)	800,000	845,000

Electrical Equipment – 0.2%
Rockwell Automation, Inc. 3.50% 3/1/29	270,000	297,570

Industrial Conglomerates – 0.7%
Roper Technologies, Inc.:
2.95% 9/15/29	500,000	505,974
3.65% 9/15/23	277,000	291,801
3.80% 12/15/26	61,000	66,123

		863,898

Machinery – 0.5%
John Deere Capital Corp. 2.35% 1/8/21	600,000	603,810

Road & Rail – 0.6%
CSX Corp. 4.75% 11/15/48	600,000	739,412

Trading Companies & Distributors – 0.6%
Air Lease Corp. 3.25% 3/1/25	750,000	767,718

TOTAL INDUSTRIALS		8,044,420

INFORMATION TECHNOLOGY – 3.4%
Electronic Equipment, Instruments & Components – 0.1%
Amphenol Corp. 3.125% 9/15/21	79,000	80,303

IT Services – 0.6%
Fiserv, Inc. 3.50% 7/1/29	252,000	267,647
International Business Machines Corp. 4.25% 5/15/49	390,000	454,973

		722,620

Semiconductors & Semiconductor Equipment – 1.1%
Applied Materials, Inc. 4.35% 4/1/47	222,000	272,075
Micron Technology, Inc.:
4.185% 2/15/27	250,000	257,923

	Principal Amount	Value
4.64% 2/6/24	$887,000	$945,642

		1,475,640

Software – 0.2%
Oracle Corp. 4.30% 7/8/34	225,000	265,636

Technology Hardware, Storage & Peripherals – 1.4%
Apple, Inc.:
3.75% 9/12/47	250,000	284,490
4.65% 2/23/46	150,000	191,841
Dell International LLC / EMC Corp.:
4.00% 7/15/24 (a)	450,000	470,378
4.42% 6/15/21 (a)	446,000	460,180
6.02% 6/15/26 (a)	334,000	376,952

		1,783,841

TOTAL INFORMATION TECHNOLOGY		4,328,040

MATERIALS – 1.6%
Chemicals – 1.2%
Nutrien Ltd. 4.00% 12/15/26	350,000	377,739
The Dow Chemical Co.:
3.625% 5/15/26 (a)	390,000	410,207
4.55% 11/30/25 (a)	97,000	106,970
The Mosaic Co. 3.25% 11/15/22	400,000	409,923
The Sherwin-Williams Co. 2.75% 6/1/22	194,000	197,001

		1,501,840

Containers & Packaging – 0.2%
Avery Dennison Corp. 4.875% 12/6/28	275,000	313,525

Metals & Mining – 0.2%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(c)	200,000	234,240

TOTAL MATERIALS		2,049,605

REAL ESTATE – 3.8%
Equity Real Estate Investment Trusts (REITs) – 2.3%
Alexandria Real Estate Equities, Inc. 4.70% 7/1/30	75,000	88,219
Brixmor Operating Partnership LP 4.125% 5/15/29	85,000	91,955
Camden Property Trust 3.15% 7/1/29	500,000	529,483
Hudson Pacific Properties LP 3.95% 11/1/27	422,000	450,819
Kimco Realty Corp. 3.30% 2/1/25	269,000	279,225
Lexington Realty Trust 4.40% 6/15/24	227,000	237,503

See accompanying notes which are an integral part of the financial statements.

22

Nonconvertible Bonds – continued

	Principal Amount	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	$248,000	$261,366
4.50% 1/15/25	176,000	186,073
SITE Centers Corp. 4.625% 7/15/22	98,000	102,752
Welltower, Inc.:
4.125% 3/15/29	300,000	330,834
4.50% 1/15/24	300,000	324,740

		2,882,969

Real Estate Management & Development – 1.5%
Brandywine Operating Partnership LP 3.95% 2/15/23	500,000	523,030
Corporate Office Properties LP:
3.60% 5/15/23	176,000	180,002
3.70% 6/15/21	373,000	378,032
Mack-Cali Realty LP 4.50% 4/18/22	227,000	228,014
Tanger Properties LP 3.125% 9/1/26	500,000	495,429
Ventas Realty LP:
2.65% 1/15/25	65,000	65,861
3.00% 1/15/30	87,000	87,582

		1,957,950

TOTAL REAL ESTATE		4,840,919

UTILITIES – 8.5%
Electric Utilities – 3.5%
Cleco Corporate Holdings LLC 3.743% 5/1/26	1,143,000	1,192,431
DPL, Inc. 7.25% 10/15/21	131,000	140,497
Duke Energy Indiana LLC 4.90% 7/15/43	88,000	113,483
Emera US Finance LP 3.55% 6/15/26	707,000	746,169
Exelon Corp.:
3.497% 6/1/22	645,000	664,098
3.95% 6/15/25	30,000	32,311
FirstEnergy Corp. 3.90% 7/15/27	350,000	375,988
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	134,000	145,276
IPALCO Enterprises, Inc. 3.45% 7/15/20	52,000	52,313
Puget Energy, Inc.:
3.65% 5/15/25	714,000	737,744
5.625% 7/15/22	300,000	322,566

		4,522,876

	Principal Amount	Value
Gas Utilities – 0.2%
Southern Co. Gas Capital Corp. 4.40% 5/30/47	$176,000	$200,652

Independent Power and Renewable Electricity Producers – 0.5%
AIA Group Ltd. 3.60% 4/9/29 (a)	650,000	704,824

Multi-Utilities – 4.3%
Dominion Energy, Inc.:
2.715% 8/15/21	155,000	156,304
3.071% 8/15/24	750,000	771,142
4.104% 4/1/21	222,000	228,347
4.25% 6/1/28	525,000	585,134
Duke Energy Corp. 4.20% 6/15/49	375,000	425,920
Nevada Power Co. 3.70% 5/1/29	260,000	288,671
NextEra Energy Capital Holdings, Inc. 3.25% 4/1/26	750,000	783,911
NiSource, Inc.:
2.65% 11/17/22	127,000	128,961
3.49% 5/15/27	176,000	186,751
4.80% 2/15/44	200,000	239,901
Public Service Enterprise Group, Inc. 2.65% 11/15/22	99,000	99,963
Sempra Energy:
3.75% 11/15/25	1,000,000	1,064,974
3.80% 2/1/38	280,000	293,883
The Cleveland Electric Illuminating Co. 3.50% 4/1/28 (a)	196,000	207,730

		5,461,592

TOTAL UTILITIES		10,889,944

TOTAL NONCONVERTIBLE BONDS (Cost $108,660,692)		114,230,226

U.S. Treasury Obligations – 5.9%

U.S. Treasury Bonds 2.50% 2/15/46	5,688,000	6,318,790
U.S. Treasury Notes 1.50% 8/15/26	1,257,000	1,260,830

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,912,574)		7,579,620

Municipal Securities – 0.4%

State of California 7.550% 4/1/39 (Cost $423,427)	280,000	469,485

See accompanying notes which are an integral part of the financial statements.

23

Fidelity® Corporate Bond ETF

Schedule of Investments – continued

Foreign Government and Government Agency Obligations – 0.2%

	Principal Amount	Value
Qatar Government International Bond 3.375% 3/14/24 (a) (Cost $259,738)	$260,000	$275,356

Asset-Backed Securities – 0.1%

Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116% 7/25/48 (a) (Cost $127,387)	127,387	134,086

Money Market Funds – 7.2%

	Shares
Fidelity Cash Central Fund, 2.13% (d) (Cost $9,240,397)	9,238,632	9,240,480

TOTAL INVESTMENT IN SECURITIES – 103.2% (Cost $125,624,215)		131,929,253

NET OTHER ASSETS (LIABILITIES) – (3.2%)		(4,107,212)

NET ASSETS – 100.0%		$127,822,041

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,032,077 or 12.5% of net assets.

(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$71,166

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

See accompanying notes which are an integral part of the financial statements.

24

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

Corporate Bonds	$114,230,226	$—	$114,230,226	$—

U.S. Treasury Obligations	7,579,620	—	7,579,620	—

Municipal Securities	469,485	—	469,485	—

Foreign Government and Government Agency Obligations	275,356	—	275,356	—

Asset-Backed Securities	134,086	—	134,086	—

Money Market Funds	9,240,480	9,240,480	—	—

Total Investments in Securities:	$131,929,253	$9,240,480	$122,688,773	$—

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.4

United Kingdom	4.0

Canada	3.6

Ireland	2.8

Switzerland	1.3

Netherlands	1.1

Others (Individually Less Than 1%)	6.0

103.2%

See accompanying notes which are an integral part of the financial statements.

25

Fidelity® Limited Term Bond ETF

Schedule of Investments August 31, 2019

Showing Percentage of Net Assets

Nonconvertible Bonds – 76.8%

	Principal Amount	Value
COMMUNICATION SERVICES – 4.0%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.:
2.45% 6/30/20	$575,000	$576,040
2.80% 2/17/21	869,000	877,601
Verizon Communications, Inc.:
2.946% 3/15/22	100,000	102,592
3.125% 3/16/22	1,340,000	1,381,363
5.15% 9/15/23	103,000	115,772

		3,053,368

Media – 1.6%
Charter Communications Operating LLC / Charter Communications Operating Capital:
3.579% 7/23/20	351,000	354,344
4.464% 7/23/22	1,030,000	1,088,315
Discovery Communications LLC 2.95% 3/20/23	621,000	633,901

		2,076,560

TOTAL COMMUNICATION SERVICES		5,129,928

CONSUMER DISCRETIONARY – 4.1%
Automobiles – 1.3%
BMW US Capital LLC:
2.70% 4/6/22 (a)	306,000	309,937
3.45% 4/12/23 (a)	200,000	208,412
Daimler Finance North America LLC:
2.25% 3/2/20 (a)	500,000	499,818
2.30% 2/12/21 (a)	200,000	199,951
Volkswagen Group of America Finance LLC:
2.40% 5/22/20 (a)	200,000	200,215
4.00% 11/12/21 (a)	200,000	207,057

		1,625,390

Hotels, Restaurants & Leisure – 0.7%
McDonald’s Corp.:
2.625% 1/15/22	250,000	254,034
2.75% 12/9/20	471,000	475,333
Starbucks Corp. 3.80% 8/15/25	120,000	130,140

		859,507

Media – 1.8%
Comcast Corp.:
1.625% 1/15/22	726,000	723,177
3.45% 10/1/21	320,000	329,601
3.70% 4/15/24	500,000	535,512
3.95% 10/15/25	156,000	170,810
5.15% 3/1/20	242,000	245,147

	Principal Amount	Value
The Walt Disney Co. 4.50% 2/15/21 (a)	$245,000	$253,948

		2,258,195

Multiline Retail – 0.2%
Dollar Tree, Inc. 4.00% 5/15/25	300,000	317,134

Specialty Retail – 0.1%
AutoZone, Inc. 3.125% 7/15/23	170,000	174,865

TOTAL CONSUMER DISCRETIONARY		5,235,091

CONSUMER STAPLES – 5.5%
Beverages – 1.2%
Anheuser-Busch InBev Finance, Inc. 3.30% 2/1/23	1,098,000	1,143,182
Anheuser-Busch InBev Worldwide, Inc. 4.15% 1/23/25	224,000	245,285
PepsiCo, Inc. 1.70% 10/6/21	138,000	137,707

		1,526,174

Food & Staples Retailing – 1.2%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	198,000	198,009
CVS Health Corp.:
2.80% 7/20/20	90,000	90,449
3.35% 3/9/21	281,000	286,126
3.70% 3/9/23	859,000	898,254

		1,472,838

Food Products – 0.4%
Conagra Brands, Inc. 3.80% 10/22/21	320,000	329,228
General Mills, Inc. 3.20% 4/16/21	64,000	65,126
The JM Smucker Co. 2.50% 3/15/20	139,000	139,193

		533,547

Tobacco – 2.7%
Altria Group, Inc.:
3.49% 2/14/22	97,000	100,206
3.80% 2/14/24	118,000	124,983
4.75% 5/5/21	258,000	269,157
BAT International Finance PLC 2.75% 6/15/20 (a)	995,000	997,228
Imperial Brands Finance PLC:
2.95% 7/21/20 (a)	500,000	502,632
3.125% 7/26/24 (a)	250,000	254,232
3.75% 7/21/22 (a)	200,000	206,874
Philip Morris International, Inc.:
1.875% 2/25/21	100,000	99,841
2.625% 2/18/22	93,000	94,228

See accompanying notes which are an integral part of the financial statements.

26

Nonconvertible Bonds – continued

	Principal Amount	Value
CONSUMER STAPLES – continued
Tobacco – continued
2.875% 5/1/24	$240,000	$246,330
Reynolds American, Inc. 3.25% 6/12/20	532,000	536,036

		3,431,747

TOTAL CONSUMER STAPLES		6,964,306

ENERGY – 7.5%
Oil, Gas & Consumable Fuels – 7.5%
Anadarko Petroleum Corp. 4.85% 3/15/21	500,000	516,894
Canadian Natural Resources Ltd. 3.45% 11/15/21	1,082,000	1,104,950
Cenovus Energy, Inc.:
3.00% 8/15/22	428,000	432,132
3.80% 9/15/23	202,000	208,780
Columbia Pipeline Group, Inc. 3.30% 6/1/20	41,000	41,271
Energy Transfer Operating LP:
4.20% 9/15/23	261,000	275,960
4.50% 4/15/24	30,000	32,163
Enterprise Products Operating LLC:
2.80% 2/15/21	436,000	440,197
2.85% 4/15/21	392,000	396,402
EQT Corp. 2.50% 10/1/20	95,000	94,488
Kinder Morgan Energy Partners LP 3.50% 9/1/23	141,000	146,616
Kinder Morgan, Inc. 3.05% 12/1/19	437,000	437,396
MPLX LP:
3.375% 3/15/23	339,000	348,965
4.50% 7/15/23	219,000	233,691
Occidental Petroleum Corp.:
2.60% 8/13/21	34,000	34,226
2.70% 8/15/22	30,000	30,295
2.90% 8/15/24	99,000	99,926
3.125% 2/15/22	66,000	66,980
3.20% 8/15/26	13,000	13,134
3 month U.S. LIBOR + 1.450% 3.637% 8/15/22 (b)(c)	120,000	120,407
Petrobras Global Finance BV 5.299% 1/27/25	300,000	324,735
Petroleos Mexicanos:
3.50% 1/30/23	335,000	325,452
6.375% 2/4/21	300,000	308,400
Plains All American Pipeline LP / PAA Finance Corp. 3.65% 6/1/22	932,000	957,887

	Principal Amount	Value
The Williams Cos., Inc. 3.60% 3/15/22	$791,000	$814,404
Total Capital International S.A. 2.75% 6/19/21	140,000	141,889
TransCanada PipeLines Ltd.:
2.125% 11/15/19	109,000	108,922
2.50% 8/1/22	974,000	982,164
Western Midstream Operating LP 5.375% 6/1/21	471,000	487,017

TOTAL ENERGY		9,525,743

FINANCIALS – 32.2%
Banks – 15.4%
Bank of America Corp.:
2.625% 4/19/21	2,372,000	2,394,921
4.20% 8/26/24	200,000	215,850
Barclays PLC:
2.75% 11/8/19	554,000	554,273
3.25% 1/12/21	1,203,000	1,212,804
BBVA USA:
2.875% 6/29/22	250,000	254,291
3.50% 6/11/21	266,000	270,898
Citibank N.A. 3.65% 1/23/24	250,000	266,475
Citigroup, Inc.:
2.65% 10/26/20	53,000	53,322
2.70% 10/27/22	1,943,000	1,976,076
4.40% 6/10/25	20,000	21,703
Citizens Bank N.A. 2.55% 5/13/21	500,000	503,506
Discover Bank 3.35% 2/6/23	500,000	517,412
Fifth Third Bancorp 2.875% 7/27/20	101,000	101,660
First Horizon National Corp. 3.50% 12/15/20	105,000	106,293
HSBC Holdings PLC 3 month U.S. LIBOR + 1.211% 3.803% 3/11/25 (b)(c)	250,000	260,768
ING Groep N.V. 3.15% 3/29/22	250,000	256,284
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	725,000	734,683
JPMorgan Chase & Co.:
2.55% 10/29/20 to 3/1/21	2,908,000	2,930,854
2.75% 6/23/20	259,000	260,221
3 month U.S. LIBOR + 0.695% 3.207% 4/1/23 (b)(c)	100,000	102,809
KeyBank N.A. 3.30% 2/1/22	250,000	257,725

See accompanying notes which are an integral part of the financial statements.

27

Fidelity® Limited Term Bond ETF

Schedule of Investments – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Banks – continued
KeyCorp 2.90% 9/15/20	$447,000	$450,702
Regions Financial Corp.:
2.75% 8/14/22	566,000	575,962
3.20% 2/8/21	573,000	580,769
Royal Bank of Scotland Group PLC 3 month U.S. LIBOR + 1.550% 4.519% 6/25/24 (b)(c)	1,000,000	1,049,783
Santander Holdings USA, Inc. 3.40% 1/18/23	480,000	493,797
SunTrust Banks, Inc. 2.90% 3/3/21	252,000	254,870
Synovus Financial Corp. 3.125% 11/1/22	131,000	131,262
The Bank of Nova Scotia 2.35% 10/21/20	90,000	90,430
The Huntington National Bank 2.50% 8/7/22	250,000	252,878
Wells Fargo & Co.:
2.10% 7/26/21	2,160,000	2,161,818
2.60% 7/22/20	47,000	47,229
Westpac Banking Corp. 1 year CMT + 2.000% 4.11% 7/24/34 (b)(c)	83,000	87,377
Zions Bancorp N.A. 3.35% 3/4/22	250,000	256,000

		19,685,705

Capital Markets – 4.3%
Credit Suisse Group AG 3.574% 1/9/23 (a)	750,000	768,971
Morgan Stanley:
2.50% 4/21/21	67,000	67,374
2.625% 11/17/21	1,791,000	1,809,755
4.875% 11/1/22	46,000	49,484
The Goldman Sachs Group, Inc.:
2.625% 4/25/21	2,278,000	2,295,612
3.20% 2/23/23	471,000	486,631

		5,477,827

Consumer Finance – 5.4%
American Express Credit Corp. 2.25% 5/5/21	1,248,000	1,253,644
American Honda Finance Corp.:
1.70% 9/9/21	992,000	987,813
2.15% 3/13/20	134,000	133,957
Capital One Financial Corp. 3.20% 1/30/23	1,302,000	1,341,533
Caterpillar Financial Services Corp. 2.25% 12/1/19	110,000	110,020

	Principal Amount	Value
Ford Motor Credit Co. LLC 3.339% 3/28/22	$1,500,000	$1,507,814
Hyundai Capital America 2.60% 3/19/20 (a)	90,000	90,072
Synchrony Financial:
2.85% 7/25/22	34,000	34,459
4.25% 8/15/24	350,000	372,653
4.375% 3/19/24	291,000	310,836
Toyota Motor Credit Corp. 2.60% 1/11/22	708,000	719,432

		6,862,233

Diversified Financial Services – 4.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
3.30% 1/23/23	300,000	307,487
4.875% 1/16/24	150,000	162,700
Aon PLC 2.80% 3/15/21	440,000	444,190
Deutsche Bank AG:
3.15% 1/22/21	125,000	124,562
3.30% 11/16/22	1,250,000	1,242,428
General Motors Financial Co., Inc.:
3.20% 7/13/20	504,000	506,829
3.25% 1/5/23	992,000	1,009,074
4.20% 3/1/21	289,000	295,829
Intercontinental Exchange, Inc.:
2.75% 12/1/20	95,000	95,807
3.45% 9/21/23	168,000	176,551
International Lease Finance Corp. 5.875% 8/15/22	147,000	161,452
Mitsubishi UFJ Financial Group, Inc.:
2.623% 7/18/22	250,000	252,934
3.218% 3/7/22	250,000	256,484
Moody’s Corp.:
2.625% 1/15/23	492,000	499,104
2.75% 12/15/21	97,000	98,313
UBS AG 2.45% 12/1/20 (a)	200,000	200,816
Washington Prime Group LP 3.85% 4/1/20	117,000	116,243

		5,950,803

Insurance – 2.4%
AIG Global Funding 2.30% 7/1/22 (a)	93,000	93,355
American International Group, Inc.:
3.30% 3/1/21	189,000	192,128
4.875% 6/1/22	1,068,000	1,143,906
Aon Corp. 5.00% 9/30/20	97,000	99,921
AXA Equitable Holdings, Inc. 3.90% 4/20/23	18,000	18,905

See accompanying notes which are an integral part of the financial statements.

28

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
Liberty Mutual Group, Inc. 5.00% 6/1/21 (a)	$239,000	$248,993
Marsh & McLennan Cos., Inc.:
2.75% 1/30/22	441,000	448,216
3.875% 3/15/24	111,000	119,082
4.80% 7/15/21	205,000	213,594
The Hartford Financial Services Group, Inc. 5.50% 3/30/20	383,000	390,166
Unum Group 5.625% 9/15/20	140,000	144,726

		3,112,992

TOTAL FINANCIALS		41,089,560

HEALTH CARE – 7.4%
Biotechnology – 0.1%
Amgen, Inc. 2.125% 5/1/20	117,000	116,929

Health Care Equipment & Supplies – 1.7%
Abbott Laboratories 2.90% 11/30/21	489,000	498,515
Becton Dickinson & Co.:
2.894% 6/6/22	260,000	264,289
3 month U.S. LIBOR + 0.875% 3.194% 12/29/20 (b)(c)	107,000	107,031
Boston Scientific Corp. 3.45% 3/1/24	97,000	101,934
Shire Acquisitions Investments Ireland DAC 2.40% 9/23/21	1,052,000	1,055,261
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 3.169% 3/19/21 (b)(c)	123,000	122,858

		2,149,888

Health Care Providers & Services – 1.9%
Anthem, Inc. 2.95% 12/1/22	59,000	60,359
Cigna Corp.:
3.40% 9/17/21	413,000	422,826
3.75% 7/15/23	110,000	115,639
Express Scripts Holding Co.:
2.60% 11/30/20	48,000	48,205
4.75% 11/15/21	1,049,000	1,104,912
Humana, Inc. 2.50% 12/15/20	146,000	146,290
UnitedHealth Group, Inc.:
2.125% 3/15/21	459,000	460,030

	Principal Amount	Value
2.70% 7/15/20	$99,000	$99,653

		2,457,914

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc. 2.95% 9/19/26	250,000	258,524

Pharmaceuticals – 3.5%
AbbVie, Inc. 2.50% 5/14/20	118,000	118,174
Allergan Funding SCS:
3.00% 3/12/20	191,000	191,584
3.45% 3/15/22	920,000	944,783
Bayer US Finance II LLC 3.50% 6/25/21 (a)	500,000	510,589
Bristol-Myers Squibb Co.:
2.60% 5/16/22 (a)	239,000	243,491
2.90% 7/26/24 (a)	300,000	311,045
3.20% 6/15/26 (a)	250,000	264,532
Elanco Animal Health, Inc.:
3.912% 8/27/21	195,000	198,760
4.272% 8/28/23	44,000	46,086
GlaxoSmithKline Capital PLC 3.125% 5/14/21	165,000	167,972
Mylan N.V. 3.15% 6/15/21	1,128,000	1,141,321
Perrigo Finance Unlimited Co. 3.50% 12/15/21	211,000	211,952
Teva Pharmaceutical Finance Netherlands III BV 2.20% 7/21/21	112,000	104,860
Zoetis, Inc. 3.45% 11/13/20	29,000	29,391

		4,484,540

TOTAL HEALTH CARE		9,467,795

INDUSTRIALS – 3.6%
Aerospace & Defense – 0.5%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	181,000	182,095
Lockheed Martin Corp. 2.50% 11/23/20	147,000	147,785
United Technologies Corp. 3.35% 8/16/21	262,000	268,442

		598,322

Airlines – 0.6%
American Airlines Pass Through Trust 3.85% 2/15/28	270,000	274,104
Delta Air Lines, Inc. 2.875% 3/13/20	517,000	517,091

		791,195

See accompanying notes which are an integral part of the financial statements.

29

Fidelity® Limited Term Bond ETF

Schedule of Investments – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
INDUSTRIALS – continued
Commercial Services & Supplies – 0.2%
Waste Management, Inc. 2.95% 6/15/24	$248,000	$257,955

Diversified Financial Services – 0.1%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	37,000	37,529
3.95% 7/1/24 (a)	49,000	50,431

		87,960

Industrial Conglomerates – 1.0%
General Electric Co. 2.20% 1/9/20	821,000	819,021
Ingersoll-Rand Global Holding Co. Ltd. 2.90% 2/21/21	108,000	109,101
Roper Technologies, Inc.:
2.80% 12/15/21	132,000	133,822
3.00% 12/15/20	94,000	94,945
3.65% 9/15/23	157,000	165,389

		1,322,278

Machinery – 0.3%
John Deere Capital Corp. 2.60% 3/7/24	77,000	79,001
Wabtec Corp. 4.40% 3/15/24	320,000	342,730

		421,731

Trading Companies & Distributors – 0.9%
Air Lease Corp.:
2.50% 3/1/21	124,000	124,528
2.625% 7/1/22	742,000	748,712
3.375% 6/1/21	99,000	100,636
4.75% 3/1/20	111,000	112,246

		1,086,122

TOTAL INDUSTRIALS		4,565,563

INFORMATION TECHNOLOGY – 2.7%
Communications Equipment – 0.1%
Cisco Systems, Inc. 1.85% 9/20/21	138,000	137,897

Electronic Equipment, Instruments & Components – 0.1%
Amphenol Corp.:
2.20% 4/1/20	126,000	125,974
3.20% 4/1/24	37,000	38,239

		164,213

IT Services – 0.9%
International Business Machines Corp. 2.85% 5/13/22	300,000	306,864
The Western Union Co. 4.25% 6/9/23	810,000	856,742

		1,163,606

	Principal Amount	Value
Semiconductors & Semiconductor Equipment – 0.4%
Analog Devices, Inc. 2.85% 3/12/20	$142,000	$142,406
Micron Technology, Inc. 4.185% 2/15/27	300,000	309,508

		451,914

Software – 0.3%
Oracle Corp. 1.90% 9/15/21	442,000	441,800

Technology Hardware, Storage & Peripherals – 0.9%
Dell International LLC / EMC Corp. 4.42% 6/15/21 (a)	1,049,000	1,082,353

TOTAL INFORMATION TECHNOLOGY		3,441,783

MATERIALS – 0.5%
Chemicals – 0.5%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.30% 5/1/23 (a)	121,000	125,234
The Mosaic Co. 3.25% 11/15/22	492,000	504,206

TOTAL MATERIALS		629,440

REAL ESTATE – 3.0%
Equity Real Estate Investment Trusts (REITs) – 2.4%
Boston Properties LP 3.20% 1/15/25	776,000	807,500
Brixmor Operating Partnership LP 3.875% 8/15/22	417,000	435,139
Federal Realty Investment Trust 2.55% 1/15/21	115,000	115,660
Healthcare Trust of America Holdings LP 2.95% 7/1/22	101,000	102,810
Omega Healthcare Investors, Inc. 4.375% 8/1/23	307,000	323,546
Simon Property Group LP 2.75% 6/1/23	959,000	983,942
SITE Centers Corp. 4.625% 7/15/22	37,000	38,794
Welltower, Inc.:
3.625% 3/15/24	200,000	210,697
3.95% 9/1/23	99,000	105,542

		3,123,630

Real Estate Management & Development – 0.6%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	36,000	36,446
Brandywine Operating Partnership LP 3.95% 2/15/23	10,000	10,461

See accompanying notes which are an integral part of the financial statements.

30

Nonconvertible Bonds – continued

	Principal Amount	Value
REAL ESTATE – continued
Real Estate Management & Development – continued
Tanger Properties LP 3.875% 12/1/23	$100,000	$103,620
Ventas Realty LP:
2.65% 1/15/25	181,000	183,396
3.00% 1/15/30	98,000	98,655
3.125% 6/15/23	214,000	220,863
3.50% 4/15/24	111,000	116,723

		770,164

TOTAL REAL ESTATE		3,893,794

UTILITIES – 6.3%
Electric Utilities – 2.0%
Berkshire Hathaway Energy Co.:
2.375% 1/15/21	126,000	126,746
2.80% 1/15/23	147,000	150,982
Duke Energy Corp. 1.80% 9/1/21	373,000	370,733
Emera US Finance LP 2.70% 6/15/21	444,000	447,203
Eversource Energy 2.50% 3/15/21	436,000	437,882
Exelon Corp.:
2.85% 6/15/20	94,000	94,419
3.497% 6/1/22	451,000	464,354
ITC Holdings Corp. 2.70% 11/15/22	165,000	167,482
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.961% 3/27/20 (b)(c)	108,000	108,013
The Southern Co. 2.35% 7/1/21	146,000	146,420
Xcel Energy, Inc. 2.40% 3/15/21	67,000	67,303

		2,581,537

Independent Power and Renewable Electricity Producers – 0.3%
Southern Power Co. 2.375% 6/1/20	440,000	440,232

Multi-Utilities – 4.0%
American Electric Power Co., Inc. 2.15% 11/13/20	460,000	460,471
CenterPoint Energy, Inc. 2.50% 9/1/22	429,000	432,460
Consolidated Edison, Inc. 2.00% 5/15/21	205,000	204,922
Dominion Energy, Inc.:
2.00% 8/15/21	1,290,000	1,284,776
2.715% 8/15/21	192,000	193,615

	Principal Amount	Value
NiSource, Inc.:
2.65% 11/17/22	$133,000	$135,054
2.95% 9/1/29	189,000	193,226
3.65% 6/15/23	289,000	301,415
Public Service Enterprise Group, Inc.:
2.00% 11/15/21	147,000	146,344
2.65% 11/15/22	147,000	148,430
Sempra Energy:
1.625% 10/7/19	117,000	116,913
2.40% 3/15/20	383,000	382,570
2.85% 11/15/20	122,000	122,987
2.90% 2/1/23	40,000	40,847
Virginia Electric & Power Co. 2.75% 3/15/23	142,000	145,134
WEC Energy Group, Inc.:
2.45% 6/15/20	69,000	69,083
3.10% 3/8/22	198,000	202,806
3.375% 6/15/21	493,000	503,850

		5,084,903

TOTAL UTILITIES		8,106,672

TOTAL NONCONVERTIBLE BONDS (Cost $95,757,103)		98,049,675

U.S. Treasury Obligations – 15.8%

U.S. Treasury Notes:
1.125%, 2/28/21	750,000	744,375
1.625%, 5/31/23	4,811,300	4,846,633
1.875%, 9/30/22	1,951,300	1,977,673
2.125%, 3/31/24	2,500,000	2,578,223
2.375%, 8/15/24	3,200,000	3,346,125
2.625% 6/30/23 to 2/15/29	3,250,000	3,448,935
2.875%, 11/30/25	3,000,000	3,254,766

TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,484,252)		20,196,730

Collateralized Mortgage Obligations – 4.5%

PRIVATE SPONSOR – 3.4%
Barclay’s Commercial Mortgage Trust Series 2017-C1, Class ASB 3.488% 2/15/50	500,000	533,511
Benchmark Mortgage Trust Series 2018-B2, Class A2 3.662% 2/15/51	215,000	225,819
Citigroup Commercial Mortgage Trust Series 2012-GC8, Class AS 3.683% 9/10/45 (a)	131,000	136,562

See accompanying notes which are an integral part of the financial statements.

31

Fidelity® Limited Term Bond ETF

Schedule of Investments – continued

Collateralized Mortgage Obligations – continued

	Principal Amount	Value
PRIVATE SPONSOR – continued
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class AAB 3.368% 2/10/49	$133,000	$139,794
COMM Mortgage Trust Series 2013-LC6, Class ASB 2.478% 1/10/46	376,652	379,534
GS Mortgage Securities Trust Series 2012-GC6, Class A3 3.482% 1/10/45	113,571	116,459
GS Mortgage Securities Trust Series 2012-GC6, Class AS 4.948% 1/10/45 (a)	257,000	271,817
GS Mortgage Securities Trust Series 2013-GC16, Class AS 4.649% 11/10/46	255,000	280,097
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class AS 3.353% 12/15/47 (a)	770,000	795,008
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C20, Class A3A1 3.472% 7/15/47	183,000	186,703
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class AS 4.458% 1/15/47	327,000	355,353
JPMBB Commercial Mortgage Securities Trust Series 2014-C22, Class A4 3.801% 9/15/47	226,000	244,184
Lanark Master Issuer PLC Series 2019-2A, Class 1A 2.71% 12/22/69 (a)	273,000	274,935
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class AAB 2.687% 3/10/46	367,577	370,811

TOTAL PRIVATE SPONSOR		4,310,587

U.S. GOVERNMENT AGENCY – 1.1%
Fannie Mae:
3.00% 12/01/31	188,081	193,391
3.00% 3/25/48	772,609	785,268
3.00% 10/25/48	298,118	307,776

	Principal Amount	Value
Fannie Mae guaranteed REMIC Series 2015-28, Class P 2.50% 5/25/45	$88,408	$90,267

TOTAL U.S. GOVERNMENT AGENCY		1,376,702

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,648,742)		5,687,289

Asset-Backed Securities – 1.6%

American Credit Acceptance Receivables Trust Series 2019-3, Class A 2.44% 12/12/22 (a)	179,000	179,022
Capital One Multi-Asset Execution Trust Series 2019-A1, Class A1 2.84% 12/15/24	331,000	340,165
Carmax Auto Owner Trust Series 2019-1, Class A3 3.05% 3/15/24	200,000	204,792
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% 7/15/24	241,000	248,575
Ford Credit Auto Owner Trust Series 2019-1, Class A 3.52% 7/15/30 (a)	250,000	264,050
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1 2.16% 9/15/22	205,000	205,337
GMF Floorplan Owner Revolving Trust Series 2018-2, Class A1 3.13% 3/15/23 (a)	328,000	333,211
Santander Retail Auto Lease Trust Series 2017-A, Class A3 2.22% 1/20/21 (a)	166,446	166,433
Upgrade Receivables Trust Series 2019-2A, Class A 2.77% 10/15/25 (a)	100,000	100,047

TOTAL ASSET-BACKED SECURITIES (Cost $2,000,291)		2,041,632

Municipal Securities – 0.4%

New York State Urban Development Corp.:
2.55% 3/15/22	285,000	290,672
2.70% 3/15/23	235,000	242,529

TOTAL MUNICIPAL SECURITIES (Cost $519,721)		533,201

See accompanying notes which are an integral part of the financial statements.

32

U.S Government Agency – Mortgage Securities – 0.3%

	Principal Amount	Value
Ginnie Mae – 0.3%
Ginnie Mae 4.50% 6/20/48 (Cost $336,136)	$320,710	$337,383

Money Market Funds – 0.3%

	Shares
Fidelity Cash Central Fund, 2.13% (d) (Cost $407,612)	407,538	407,620

TOTAL INVESTMENT IN SECURITIES – 99.7% (Cost $124,153,857)		127,253,530

NET OTHER ASSETS (LIABILITIES) – 0.3%		409,902

NET ASSETS – 100.0%		$127,663,432

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,503,587 or 9.0% of net assets.

(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$28,843

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

See accompanying notes which are an integral part of the financial statements.

33

Fidelity® Limited Term Bond ETF

Schedule of Investments – continued

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

Corporate Bonds	$98,049,675	$—	$98,049,675	$—

U.S. Treasury Obligations	20,196,730	—	20,196,730	—

Collateralized Mortgage Obligations	5,687,289	—	5,687,289	—

Asset-Backed Securities	2,041,632	—	2,041,632	—

Municipal Securities	533,201	—	533,201	—

U.S Government Agency – Mortgage Securities	337,383	—	337,383	—

Money Market Funds	407,620	407,620	—	—

Total Investments in Securities:	$127,253,530	$407,620	$126,845,910	$—

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.4

United Kingdom	4.6

Canada	2.4

Netherlands	1.4

Ireland	1.4

Germany	1.1

Others (Individually Less Than 1%)	3.4

99.7%

See accompanying notes which are an integral part of the financial statements.

34

Fidelity® Low Duration Bond Factor ETF

Schedule of Investments August 31, 2019

Showing Percentage of Net Assets

Nonconvertible Bonds – 88.9%

	Principal Amount	Value
COMMUNICATION SERVICES – 2.4%
Diversified Telecommunication Services – 2.2%
AT&T, Inc.:
3 month U.S. LIBOR + 0.750% 2.888% 6/1/21 (a)(b)	$202,000	$202,940
3 month U.S. LIBOR + 0.650% 2.953% 1/15/20 (a)(b)	30,000	30,053
3 month U.S. LIBOR + 0.950% 3.253% 7/15/21 (a)(b)	1,253,000	1,263,110
3.616% 6/12/24 (a)(b)	350,000	355,432
Verizon Communications, Inc.:
3 month U.S. LIBOR + 0.550% 2.70% 5/22/20 (a)(b)	348,000	348,773
3 month U.S. LIBOR + 1.000% 3.41% 3/16/22 (a)(b)	133,000	135,115

		2,335,423

Wireless Telecommunication Services – 0.2%
Vodafone Group PLC 3 month U.S. LIBOR + 0.990% 3.312% 1/16/24 (a)(b)	236,000	237,717

TOTAL COMMUNICATION SERVICES		2,573,140

CONSUMER DISCRETIONARY – 6.2%
Automobiles – 3.6%
BMW US Capital LLC 3 month U.S. LIBOR + 0.500% 2.676% 8/13/21 (a)(b)(c)	332,000	332,776
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.450% 2.60% 2/22/21 (a)(b)(c)	300,000	299,595
3 month U.S. LIBOR + 0.550% 2.837% 5/4/21 (a)(b)(c)	376,000	375,604
3 month U.S. LIBOR + 0.840% 3.127% 5/4/23 (a)(b)(c)	450,000	449,462
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 0.930% 3.217% 11/4/19 (a)(b)	200,000	200,203
3 month U.S. LIBOR + 0.790% 3.226% 6/12/20 (a)(b)	200,000	200,030
3 month U.S. LIBOR + 0.930% 3.273% 9/24/20 (a)(b)	999,000	999,408
3 month U.S. LIBOR + 1.000% 3.311% 1/9/20 (a)(b)	200,000	200,336
3 month U.S. LIBOR + 1.235% 3.393% 2/15/23 (a)(b)	400,000	391,727
Nissan Motor Acceptance Corp. 3 month U.S. LIBOR + 0.890% 3.193% 1/13/22 (a)(b)(c)	50,000	50,242

	Principal Amount	Value
Volkswagen Group of America Finance LLC 3 month U.S. LIBOR + 0.940% 3.121% 11/12/21 (a)(b)(c)	$400,000	$402,091

		3,901,474

Hotels, Restaurants & Leisure – 0.1%
McDonald’s Corp. 3 month U.S. LIBOR + 0.430% 2.686% 10/28/21 (a)(b)	122,000	121,867

Internet & Direct Marketing Retail – 0.1%
eBay, Inc. 3 month U.S. LIBOR + 0.870% 3.136% 1/30/23 (a)(b)	80,000	80,400

Media – 1.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 3 month U.S. LIBOR + 1.650% 3.903% 2/1/24 (a)(b)	120,000	121,858
Comcast Corp.:
3 month U.S. LIBOR + 0.330% 2.649% 10/1/20 (a)(b)	341,000	341,476
3 month U.S. LIBOR + 0.440% 2.759% 10/1/21 (a)(b)	192,000	192,450
3 month U.S. LIBOR + 0.630% 2.933% 4/15/24 (a)(b)	180,000	181,143
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 2.719% 4/1/21 (a)(b)(c)	600,000	601,104
TWDC Enterprises 18 Corp.:
3 month U.S. LIBOR + 0.390% 2.528% 3/4/22 (a)(b)	44,000	44,171
3 month U.S. LIBOR + 0.190% 2.669% 6/5/20 (a)(b)	146,000	146,123

		1,628,325

Multiline Retail – 0.8%
Dollar Tree, Inc. 3 month U.S. LIBOR + 0.700% 3.003% 4/17/20 (a)(b)	948,000	948,058

Specialty Retail – 0.1%
The Home Depot, Inc. 3 month U.S. LIBOR + 0.310% 2.448% 3/1/22 (a)(b)	116,000	116,243

TOTAL CONSUMER DISCRETIONARY		6,796,367

CONSUMER STAPLES – 2.8%
Beverages – 0.2%
Anheuser-Busch InBev Worldwide, Inc. 3 month U.S. LIBOR + 0.740% 3.08% 1/12/24 (a)(b)	75,000	75,019

See accompanying notes which are an integral part of the financial statements.

35

Fidelity® Low Duration Bond Factor ETF

Schedule of Investments – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
CONSUMER STAPLES – continued
Beverages – continued
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 2.858% 11/15/21 (a)(b)	$160,000	$160,035

		235,054

Food & Staples Retailing – 1.4%
Campbell Soup Co. 3 month U.S. LIBOR + 0.630% 3.04% 3/15/21 (a)(b)	110,000	109,898
Cigna Corp.:
3 month U.S. LIBOR + 0.650% 3.06% 9/17/21 (a)(b)	148,000	148,004
3 month U.S. LIBOR + 0.890% 3.193% 7/15/23 (a)(b)	422,000	422,675
CVS Health Corp.:
3 month U.S. LIBOR + 0.630% 3.083% 3/9/20 (a)(b)	202,000	202,450
3 month U.S. LIBOR + 0.720% 3.173% 3/9/21 (a)(b)	119,000	119,516
Walmart, Inc.:
3 month U.S. LIBOR + 0.400% 2.383% 6/23/20 (a)(b)	425,000	425,074
3 month U.S. LIBOR + 0.230% 2.573% 6/23/21 (a)(b)	120,000	120,286

		1,547,903

Food Products – 0.7%
Conagra Brands, Inc. 3 month U.S. LIBOR + 0.750% 3.028% 10/22/20 (a)(b)	198,000	198,092
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 2.862% 4/16/21 (a)(b)	172,000	172,095
3 month U.S. LIBOR + 1.010% 3.313% 10/17/23 (a)(b)	132,000	133,062
Kraft Heinz Foods Co. 3 month U.S. LIBOR + 0.820% 3.001% 8/10/22 (a)(b)	278,000	274,300

		777,549

Tobacco – 0.5%
BAT Capital Corp. 3 month U.S. LIBOR + 0.880% 3.038% 8/15/22 (a)(b)	470,000	471,705

TOTAL CONSUMER STAPLES		3,032,211

ENERGY – 2.7%
Oil, Gas & Consumable Fuels – 2.7%
BP Capital Markets America, Inc. 3 month U.S. LIBOR + 0.650% 3.069% 9/19/22 (a)(b)	39,000	39,073

	Principal Amount	Value
BP Capital Markets PLC 3 month U.S. LIBOR + 0.250% 2.382% 11/24/20 (a)(b)	$714,000	$714,696
Chevron Corp.:
3 month U.S. LIBOR + 0.480% 2.618% 3/3/22 (a)(b)	64,000	64,257
3 month U.S. LIBOR + 0.530% 2.662% 3/3/22 (a)(b)	44,000	44,326
3 month U.S. LIBOR + 0.530% 2.688% 11/15/21 (a)(b)	320,000	322,706
ConocoPhillips Co. 3 month U.S. LIBOR + 0.900% 3.058% 5/15/22 (a)(b)	216,000	218,709
Enbridge, Inc. 3 month U.S. LIBOR + 0.700% 3.11% 6/15/20 (a)(b)	234,000	234,637
EQT Corp. 3 month U.S. LIBOR + 0.770% 3.089% 10/1/20 (a)(b)	112,000	111,617
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.370% 2.844% 3/6/22 (a)(b)	52,000	52,286
Shell International Finance BV: 3 month U.S. LIBOR + 0.400% 2.576% 11/13/23 (a)(b)	181,000	180,982
3 month U.S. LIBOR + 0.450% 2.631% 5/11/20 (a)(b)	273,000	273,662
Spectra Energy Partners LP 3 month U.S. LIBOR + 0.700% 3.179% 6/5/20 (a)(b)	680,000	681,361

TOTAL ENERGY		2,938,312

FINANCIALS – 64.0%
Banks – 30.8%
ABN AMRO Bank N.V. 3 month U.S. LIBOR + 0.570% 2.702% 8/27/21 (a)(b)(c)	200,000	200,715
ASB Bank Ltd. 3 month U.S. LIBOR + 0.970% 3.398% 6/14/23 (a)(b)(c)	200,000	201,444
Australia & New Zealand Banking Group Ltd.:
3 month U.S. LIBOR + 0.500% 2.624% 8/19/20 (a)(b)(c)	750,000	752,722
3 month U.S. LIBOR + 0.660% 3.003% 9/23/19 (a)(b)(c)	250,000	250,096
Banco Santander S.A. 3 month U.S. LIBOR + 1.560% 3.901% 4/11/22 (a)(b)	400,000	406,398

See accompanying notes which are an integral part of the financial statements.

36

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Bank of America N.A. 3 month U.S. LIBOR + 0.350% 2.482% 5/24/21 (a)(b)	$500,000	$500,249
Bank of Montreal:
3 month U.S. LIBOR + 0.340% 2.643% 7/13/20 (a)(b)	1,038,000	1,040,179
3 month U.S. LIBOR + 0.460% 2.763% 4/13/21 (a)(b)	61,000	61,242
3 month U.S. LIBOR + 0.440% 2.85% 6/15/20 (a)(b)	295,000	295,832
3 month U.S. LIBOR + 0.630% 3.081% 9/11/22 (a)(b)	102,000	102,597
Banque Federative du Credit Mutuel S.A.:
3 month U.S. LIBOR + 0.490% 2.768% 7/20/20 (a)(b)(c)	660,000	662,006
3 month U.S. LIBOR + 0.960% 3.238% 7/20/23 (a)(b)(c)	200,000	200,989
Barclays Bank PLC:
3 month U.S. LIBOR + 0.460% 2.801% 1/11/21 (a)(b)	200,000	199,677
3 month U.S. LIBOR + 0.650% 2.859% 8/7/20 (a)(b)	520,000	521,306
Barclays PLC 3 month U.S. LIBOR + 2.110% 4.291% 8/10/21 (a)(b)	800,000	814,249
BB&T Corp.:
3 month U.S. LIBOR + 0.220% 2.473% 2/1/21 (a)(b)	106,000	105,856
3 month U.S. LIBOR + 0.570% 2.98% 6/15/20 (a)(b)	125,000	125,438
BPCE S.A. 3 month U.S. LIBOR + 1.220% 3.37% 5/22/22 (a)(b)(c)	250,000	252,837
Canadian Imperial Bank of Commerce:
3 month U.S. LIBOR + 0.310% 2.599% 10/5/20 (a)(b)	171,000	171,221
3 month U.S. LIBOR + 0.660% 3.11% 9/13/23 (a)(b)	312,000	312,592
3 month U.S. LIBOR + 0.720% 3.13% 6/16/22 (a)(b)	116,000	117,002
Citibank N.A. 3 month U.S. LIBOR + 0.500% 2.936% 6/12/20 (a)(b)	250,000	250,732
Commonwealth Bank of Australia:
3 month U.S. LIBOR + 0.400% 2.802% 9/18/20 (a)(b)(c)	800,000	801,816
3 month U.S. LIBOR + 0.450% 2.901% 3/10/20 (a)(b)(c)	158,000	158,322

	Principal Amount	Value
3 month U.S. LIBOR + 0.680% 3.082% 9/18/22 (a)(b)(c)	$151,000	$152,041
3 month U.S. LIBOR + 0.700% 3.11% 3/16/23 (a)(b)(c)	80,000	80,416
Cooperatieve Rabobank UA 3 month U.S. LIBOR + 0.480% 2.818% 1/10/23 (a)(b)	250,000	248,670
Credit Suisse Group Funding Guernsey Ltd. 3 month U.S. LIBOR + 2.290% 4.59% 4/16/21 (a)(b)	250,000	257,186
Danske Bank A/S 3 month U.S. LIBOR + 1.060% 3.496% 9/12/23 (a)(b)(c)	200,000	196,725
Fifth Third Bank 3 month U.S. LIBOR + 0.250% 2.516% 10/30/20 (a)(b)	400,000	400,301
ING Bank N.V. 3 month U.S. LIBOR + 0.690% 3.009% 10/1/19 (a)(b)(c)	200,000	200,125
ING Groep N.V. 3 month U.S. LIBOR + 1.150% 3.48% 3/29/22 (a)(b)	200,000	202,218
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.610% 3.012% 6/18/22 (a)(b)	202,000	202,321
3 month U.S. LIBOR + 0.900% 3.176% 4/25/23 (a)(b)	532,000	534,959
3 month U.S. LIBOR + 1.000% 3.303% 1/15/23 (a)(b)	178,000	179,436
3 month U.S. LIBOR + 1.205% 3.461% 10/29/20 (a)(b)	409,000	412,946
3 month U.S. LIBOR + 1.230% 3.513% 10/24/23 (a)(b)	272,000	276,031
JPMorgan Chase Bank N.A.:
3 month U.S. LIBOR + 0.290% 2.543% 2/1/21 (a)(b)	340,000	340,150
3 month U.S. LIBOR + 0.340% 2.607% 4/26/21 (a)(b)	250,000	250,043
3 month U.S. LIBOR + 0.230% 2.75% 9/1/20 (a)(b)	1,000,000	999,744
Lloyds Banking Group PLC 3 month U.S. LIBOR + 0.800% 3.186% 6/21/21 (a)(b)	200,000	200,577
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 2.872% 3/2/23 (a)(b)	306,000	305,601
3 month U.S. LIBOR + 0.790% 3.066% 7/25/22 (a)(b)	807,000	810,190
3 month U.S. LIBOR + 0.920% 3.07% 2/22/22 (a)(b)	90,000	90,607

See accompanying notes which are an integral part of the financial statements.

37

Fidelity® Low Duration Bond Factor ETF

Schedule of Investments – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Banks – continued
3 month U.S. LIBOR + 0.860% 3.127% 7/26/23 (a)(b)	$54,000	$54,129
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.940% 3.084% 2/28/22 (a)(b)	200,000	201,159
3 month U.S. LIBOR + 0.880% 3.331% 9/11/22 (a)(b)	400,000	401,510
3 month U.S. LIBOR + 1.140.% 3.59% 9/13/21 (a)(b)	200,000	202,314
National Australia Bank Ltd.:
3 month U.S. LIBOR + 0.510% 2.66% 5/22/20 (a)(b)(c)	2,000,000	2,006,428
3 month U.S. LIBOR + 0.350% 2.69% 1/12/21 (a)(b)(c)	500,000	500,927
PNC Bank N.A.:
3 month U.S. LIBOR + 0.500% 2.756% 7/27/22 (a)(b)	250,000	250,251
3 month U.S. LIBOR + 0.310% 2.763% 6/10/21 (a)(b)	1,250,000	1,250,219
Royal Bank of Canada:
3 month U.S. LIBOR + 0.240% 2.507% 10/26/20 (a)(b)	429,000	429,727
3 month U.S. LIBOR + 0.300% 2.578% 7/22/20 (a)(b)	147,000	147,240
3 month U.S. LIBOR + 0.390% 2.656% 4/30/21 (a)(b)	966,000	969,091
3 month U.S. LIBOR + 0.660% 2.949% 10/5/23 (a)(b)	292,000	292,806
3 month U.S. LIBOR + 0.520% 2.994% 3/6/20 (a)(b)	25,000	25,061
Royal Bank of Scotland Group PLC 3 month U.S. LIBOR + 1.470% 3.628% 5/15/23 (a)(b)	200,000	199,454
Santander UK PLC 3 month U.S. LIBOR + 0.300% 2.587% 11/3/20 (a)(b)	200,000	199,951
Sumitomo Mitsui Banking Corp.:
3 month U.S. LIBOR + 0.350% 2.653% 1/17/20 (a)(b)	250,000	250,260
3 month U.S. LIBOR + 0.370% 2.692% 10/16/20 (a)(b)	250,000	250,588
SunTrust Bank:
3 month U.S. LIBOR + 0.500% 2.767% 10/26/21 (a)(b)	50,000	50,066
3 month U.S. LIBOR + 0.530% 2.786% 1/31/20 (a)(b)	106,000	106,153
3 month U.S. LIBOR + 0.590% 2.856% 8/2/22 (a)(b)	303,000	303,708

	Principal Amount	Value
Svenska Handelsbanken AB:
3 month U.S. LIBOR + 0.360% 2.813% 9/8/20 (a)(b)	$750,000	$752,026
3 month U.S. LIBOR + 0.490% 2.964% 9/6/19 (a)(b)	250,000	250,010
Synchrony Bank 3 month U.S. LIBOR + 0.625% 2.955% 3/30/20 (a)(b)	1,000,000	1,000,136
The Huntington National Bank 3 month U.S. LIBOR + 0.510% 2.963% 3/10/20 (a)(b)	250,000	250,516
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.240% 2.516% 1/25/21 (a)(b)	850,000	850,776
3 month U.S. LIBOR + 0.260% 2.67% 9/17/20 (a)(b)	182,000	182,376
3 month U.S. LIBOR + 0.640% 2.943% 7/19/23 (a)(b)	138,000	138,826
3 month U.S. LIBOR + 1.000% 3.303% 4/7/21 (a)(b)	452,000	457,474
US Bank N.A. 3 month U.S. LIBOR + 0.250% 2.533% 7/24/20 (a)(b)	2,000,000	2,002,868
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.680% 2.946% 1/30/20 (a)(b)	225,000	225,559
3 month U.S. LIBOR + 0.930% 3.111% 2/11/22 (a)(b)	72,000	72,415
3 month U.S. LIBOR + 0.880% 3.158% 7/22/20 (a)(b)	853,000	858,244
3 month U.S. LIBOR + 1.025% 3.292% 7/26/21 (a)(b)	26,000	26,327
3 month U.S. LIBOR + 1.110% 3.393% 1/24/23 (a)(b)	60,000	60,699
3 month U.S. LIBOR + 1.340% 3.478% 3/4/21 (a)(b)	646,000	655,139
3 month U.S. LIBOR + 1.010% 3.482% 12/7/20 (a)(b)	265,000	267,497
3 month U.S. LIBOR + 1.230% 3.486% 10/31/23 (a)(b)	1,076,000	1,092,446
Wells Fargo Bank N.A.:
3 month U.S. LIBOR + 0.310% 2.613% 1/15/21 (a)(b)	250,000	250,278
3 month U.S. LIBOR + 0.500% 2.759% 7/23/21 (a)(b)	250,000	250,580
Westpac Banking Corp.:
3 month U.S. LIBOR + 0.720% 2.878% 5/15/23 (a)(b)	227,000	228,147
3 month U.S. LIBOR + 0.770% 2.902% 2/26/24 (a)(b)	172,000	172,938

See accompanying notes which are an integral part of the financial statements.

38

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Banks – continued
3 month U.S. LIBOR + 0.430% 2.904% 3/6/20 (a)(b)	$188,000	$188,317
3 month U.S. LIBOR + 0.850% 2.974% 8/19/21 (a)(b)	97,000	98,047
3 month U.S. LIBOR + 0.710% 3.04% 6/28/22 (a)(b)	288,000	290,451

		33,558,938

Capital Markets – 1.6%
State Street Corp. 3 month U.S. LIBOR + 0.900% 3.024% 8/18/20 (a)(b)	470,000	473,593
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 2.683% 11/1/21 (a)(b)	406,000	407,143
The Bank of New York Mellon Corp.:
3 month U.S. LIBOR + 0.280% 2.418% 6/4/21 (a)(b)	500,000	500,273
3 month U.S. LIBOR + 0.480% 2.931% 9/11/19 (a)(b)	129,000	129,018
3 month U.S. LIBOR + 0.870% 2.994% 8/17/20 (a)(b)	85,000	85,656
3 month U.S. LIBOR + 1.050% 3.316% 10/30/23 (a)(b)	81,000	82,427
The Charles Schwab Corp. 3 month U.S. LIBOR + 0.320% 2.472% 5/21/21 (a)(b)	115,000	115,055

		1,793,165

Consumer Finance – 6.4%
Air Lease Corp. 3 month U.S. LIBOR + 0.670% 2.808% 6/3/21 (a)(b)	446,000	447,052
American Express Co.:
3 month U.S. LIBOR + 0.330% 2.596% 10/30/20 (a)(b)	465,000	465,455
3 month U.S. LIBOR + 0.620% 2.756% 5/20/22 (a)(b)	294,000	294,939
3 month U.S. LIBOR + 0.650% 2.782% 2/27/23 (a)(b)	26,000	26,026
3 month U.S. LIBOR + 0.600% 2.887% 11/5/21 (a)(b)	149,000	149,802
3 month U.S. LIBOR + 0.750% 3.037% 8/3/23 (a)(b)	414,000	415,594
American Express Credit Corp.:
3 month U.S. LIBOR + 0.430% 2.568% 3/3/20 (a)(b)	130,000	130,157
3 month U.S. LIBOR + 0.700% 2.838% 3/3/22 (a)(b)	48,000	48,364
3 month U.S. LIBOR + 0.730% 2.862% 5/26/20 (a)(b)	30,000	30,120

	Principal Amount	Value
3 month U.S. LIBOR + 1.050% 3.478% 9/14/20 (a)(b)	$146,000	$147,191
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.340% 2.515% 2/14/20 (a)(b)	225,000	225,283
3 month U.S. LIBOR + 0.470% 2.638% 11/16/22 (a)(b)	448,000	447,853
3 month U.S. LIBOR + 0.540% 2.851% 6/27/22 (a)(b)	430,000	431,498
Capital One Financial Corp.:
3 month U.S. LIBOR + 0.760% 2.941% 5/12/20 (a)(b)	429,000	430,266
3 month U.S. LIBOR + 0.720% 2.986% 1/30/23 (a)(b)	310,000	308,434
3 month U.S. LIBOR + 0.950% 3.403% 3/9/22 (a)(b)	206,000	207,297
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.180% 2.338% 5/15/20 (a)(b)	168,000	168,047
3 month U.S. LIBOR + 0.250% 2.382% 8/26/20 (a)(b)	709,000	709,789
3 month U.S. LIBOR + 0.290% 2.428% 9/4/20 (a)(b)	163,000	163,249
3 month U.S. LIBOR + 0.230% 2.64% 3/15/21 (a)(b)	579,000	579,145
3 month U.S. LIBOR + 0.280% 2.752% 9/7/21 (a)(b)	84,000	84,051
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.100% 2.438% 1/10/20 (a)(b)	486,000	486,143
3 month U.S. LIBOR + 0.400% 2.524% 5/17/22 (a)(b)	258,000	258,187
3 month U.S. LIBOR + 0.280% 2.583% 4/13/21 (a)(b)	186,000	186,118
3 month U.S. LIBOR + 0.440% 2.74% 10/18/19 (a)(b)	99,000	99,065
3 month U.S. LIBOR + 0.480% 2.933% 9/8/22 (a)(b)	52,000	52,120

		6,991,245

Diversified Financial Services – 22.9%
Bank of America Corp.:
3 month U.S. LIBOR + 0.380% 2.639% 1/23/22 (a)(b)	612,000	611,156
3 month U.S. LIBOR + 0.660% 2.938% 7/21/21 (a)(b)	640,000	641,910
3 month U.S. LIBOR + 0.650% 2.969% 10/1/21 (a)(b)	170,000	170,476
3 month U.S. LIBOR + 0.650% 2.999% 6/25/22 (a)(b)	392,000	393,709
3 month U.S. LIBOR + 0.790% 3.269% 3/5/24 (a)(b)	268,000	268,028

See accompanying notes which are an integral part of the financial statements.

39

Fidelity® Low Duration Bond Factor ETF

Schedule of Investments – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
3 month U.S. LIBOR + 1.000% 3.283% 4/24/23 (a)(b)	$417,000	$419,756
3 month U.S. LIBOR + 1.160% 3.438% 1/20/23 (a)(b)	176,000	178,155
3 month U.S. LIBOR + 1.180% 3.458% 10/21/22 (a)(b)	67,000	67,867
Barclays PLC 3 month U.S. LIBOR + 1.430% 3.588% 2/15/23 (a)(b)	400,000	400,009
Citigroup, Inc.:
3 month U.S. LIBOR + 0.790% 3.128% 1/10/20 (a)(b)	51,000	51,096
3 month U.S. LIBOR + 1.100% 3.224% 5/17/24 (a)(b)	200,000	201,766
3 month U.S. LIBOR + 0.950% 3.233% 7/24/23 (a)(b)	425,000	426,863
3 month U.S. LIBOR + 0.960% 3.236% 4/25/22 (a)(b)	1,073,000	1,084,708
3 month U.S. LIBOR + 1.190% 3.456% 8/2/21 (a)(b)	383,000	388,031
3 month U.S. LIBOR + 1.430% 3.568% 9/1/23 (a)(b)	490,000	499,219
Credit Agricole S.A.:
3 month U.S. LIBOR + 0.970% 3.423% 6/10/20 (a)(b)(c)	250,000	251,486
3 month U.S. LIBOR + 1.430% 3.768% 1/10/22 (a)(b)(c)	250,000	253,935
Credit Suisse Group AG:
3 month U.S. LIBOR + 1.200% 3.628% 12/14/23 (a)(b)(c)	250,000	251,327
3 month U.S. LIBOR + 1.240% 3.676% 6/12/24 (a)(b)(c)	250,000	251,406
Deutsche Bank AG:
3 month U.S. LIBOR + 0.815% 3.093% 1/22/21 (a)(b)	284,000	280,709
3 month U.S. LIBOR + 0.970% 3.273% 7/13/20 (a)(b)	1,041,000	1,036,860
3 month U.S. LIBOR + 1.230% 3.362% 2/27/23 (a)(b)	100,000	96,129
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 3.161% 4/9/21 (a)(b)	140,000	139,964
3 month U.S. LIBOR + 0.990% 3.279% 1/5/23 (a)(b)	415,000	410,307
3 month U.S. LIBOR + 1.550% 3.853% 1/14/22 (a)(b)	150,000	151,069
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 2.724% 5/18/21 (a)(b)	1,600,000	1,600,653

	Principal Amount	Value
3 month U.S. LIBOR + 0.650% 3.086% 9/11/21 (a)(b)	$926,000	$926,835
3 month U.S. LIBOR + 1.000% 3.124% 5/18/24 (a)(b)	400,000	400,567
3 month U.S. LIBOR + 2.240% 4.693% 3/8/21 (a)(b)	237,000	243,151
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.680% 2.818% 6/1/21 (a)(b)	814,000	815,597
3 month U.S. LIBOR + 0.730% 2.989% 4/23/24 (a)(b)	246,000	246,222
Macquarie Group Ltd. 3 month U.S. LIBOR + 1.350% 3.661% 3/27/24 (a)(b)(c)	278,000	281,818
Morgan Stanley:
3 month U.S. LIBOR + 0.550% 2.731% 2/10/21 (a)(b)	1,807,000	1,808,545
3 month U.S. LIBOR + 1.180% 3.458% 1/20/22 (a)(b)	520,000	525,084
3 month U.S. LIBOR + 1.400% 3.678% 4/21/21 (a)(b)	789,000	801,818
3 month U.S. LIBOR + 1.400% 3.683% 10/24/23 (a)(b)	1,314,000	1,337,343
NatWest Markets PLC 3 month U.S. LIBOR + 1.400% 3.719% 9/29/22 (a)(b)(c)	200,000	201,191
Royal Bank of Scotland Group PLC 3 month U.S. LIBOR + 1.550% 3.899% 6/25/24 (a)(b)	200,000	199,554
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 3.04% 10/18/22 (a)(b)	132,000	132,495
3 month U.S. LIBOR + 0.780% 3.12% 7/12/22 (a)(b)	18,000	18,058
3 month U.S. LIBOR + 0.800% 3.122% 10/16/23 (a)(b)	268,000	268,695
3 month U.S. LIBOR + 1.140% 3.443% 10/19/21 (a)(b)	311,000	314,064
The Bank of Nova Scotia:
3 month U.S. LIBOR + 0.290% 2.593% 1/8/21 (a)(b)	802,000	802,969
3 month U.S. LIBOR + 0.620% 3.039% 9/19/22 (a)(b)	184,000	185,018
The Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 2.898% 2/23/23 (a)(b)	811,000	810,722
3 month U.S. LIBOR + 0.780% 3.036% 10/31/22 (a)(b)	570,000	571,275
3 month U.S. LIBOR + 0.730% 3.041% 12/27/20 (a)(b)	208,000	208,266

See accompanying notes which are an integral part of the financial statements.

40

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
3 month U.S. LIBOR + 1.020% 3.279% 10/23/19 (a)(b)	$422,000	$422,576
3 month U.S. LIBOR + 1.110% 3.377% 4/26/22 (a)(b)	472,000	475,758
3 month U.S. LIBOR + 1.050% 3.529% 6/5/23 (a)(b)	304,000	305,406
3 month U.S. LIBOR + 1.200% 3.61% 9/15/20 (a)(b)	386,000	389,238
3 month U.S. LIBOR + 1.600% 3.717% 11/29/23 (a)(b)	436,000	447,707
UBS AG:
3 month U.S. LIBOR + 0.480% 2.618% 12/1/20 (a)(b)(c)	264,000	264,628
3 month U.S. LIBOR + 0.580% 3.031% 6/8/20 (a)(b)(c)	600,000	601,786
UBS Group Funding Switzerland AG:
3 month U.S. LIBOR + 0.950% 3.108% 8/15/23 (a)(b)(c)	200,000	200,706
3 month U.S. LIBOR + 1.530% 3.783% 2/1/22 (a)(b)(c)	200,000	204,732

		24,938,418

Insurance – 2.3%
Berkshire Hathaway Finance Corp. 3 month U.S. LIBOR + 0.320% 2.658% 1/10/20 (a)(b)	26,000	26,040
Jackson National Life Global Funding:
3 month U.S. LIBOR + 0.300% 2.603% 10/15/20 (a)(b)(c)	496,000	496,571
3 month U.S. LIBOR + 0.480% 2.931% 6/11/21 (a)(b)(c)	148,000	148,238
3 month U.S. LIBOR + 0.730% 3.041% 6/27/22 (a)(b)(c)	238,000	240,018
Metropolitan Life Global Funding I 3 month U.S. LIBOR + 0.400% 2.836% 6/12/20 (a)(b)(c)	150,000	150,372
New York Life Global Funding:
3 month U.S. LIBOR + 0.160% 2.479% 10/1/20 (a)(b)(c)	846,000	846,554
3 month U.S. LIBOR + 0.320% 2.559% 8/6/21 (a)(b)(c)	78,000	78,116
3 month U.S. LIBOR + 0.270% 2.581% 4/9/20 (a)(b)(c)	378,000	378,480
3 month U.S. LIBOR + 0.520% 2.973% 6/10/22 (a)(b)(c)	150,000	150,511

		2,514,900

TOTAL FINANCIALS		69,796,666

	Principal Amount	Value
HEALTH CARE – 1.8%
Health Care Equipment & Supplies – 0.4%
Becton Dickinson and Co. 3 month U.S. LIBOR + 1.030% 3.504% 6/6/22 (a)(b)	$210,000	$211,143
Cardinal Health, Inc. 3 month U.S. LIBOR + 0.770% 3.18% 6/15/22 (a)(b)	96,000	95,642
Express Scripts Holding Co. 3 month U.S. LIBOR + 0.750% 2.874% 11/30/20 (a)(b)	102,000	102,016
Medtronic, Inc. 3 month U.S. LIBOR + 0.800% 3.21% 3/15/20 (a)(b)	84,000	84,263

		493,064

Health Care Providers & Services – 0.2%
UnitedHealth Group, Inc. 3 month U.S. LIBOR + 0.070% 2.373% 10/15/20 (a)(b)	188,000	187,611

Pharmaceuticals – 1.2%
Allergan Funding SCS 3 month U.S. LIBOR + 1.255% 3.691% 3/12/20 (a)(b)	111,000	111,540
AstraZeneca PLC 3 month U.S. LIBOR + 0.665% 2.789% 8/17/23 (a)(b)	84,000	83,817
Bayer US Finance II LLC 3 month U.S. LIBOR + 1.010% 3.42% 12/15/23 (a)(b)(c)	372,000	371,637
Bristol-Myers Squibb Co. 3 month U.S. LIBOR + 0.380% 2.548% 5/16/22 (a)(b)(c)	338,000	338,483
GlaxoSmithKline Capital PLC 3 month U.S. LIBOR + 0.350% 2.525% 5/14/21 (a)(b)	93,000	93,186
Merck & Co., Inc. 3 month U.S. LIBOR + 0.375% 2.556% 2/10/20 (a)(b)	80,000	80,142
Pfizer, Inc. 3 month U.S. LIBOR + 0.330% 2.74% 9/15/23 (a)(b)	180,000	179,507
Zoetis, Inc. 3 month U.S. LIBOR + 0.440% 2.576% 8/20/21 (a)(b)	50,000	49,752

		1,308,064

TOTAL HEALTH CARE		1,988,739

See accompanying notes which are an integral part of the financial statements.

41

Fidelity® Low Duration Bond Factor ETF

Schedule of Investments – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
INDUSTRIALS – 3.0%
Aerospace & Defense – 0.4%
General Dynamics Corp.:
3 month U.S. LIBOR + 0.290% 2.471% 5/11/20 (a)(b)	$210,000	$210,268
3 month U.S. LIBOR + 0.380% 2.561% 5/11/21 (a)(b)	67,000	67,317
United Technologies Corp.:
3 month U.S. LIBOR + 0.350% 2.603% 11/1/19 (a)(b)	43,000	43,026
3 month U.S. LIBOR + 0.650% 2.818% 8/16/21 (a)(b)	74,000	74,009

		394,620

Air Freight & Logistics – 0.3%
United Parcel Service, Inc.:
3 month U.S. LIBOR + 0.380% 2.548% 5/16/22 (a)(b)	58,000	58,164
3 month U.S. LIBOR + 0.450% 2.769% 4/1/23 (a)(b)	286,000	286,066

		344,230

Electrical Equipment – 0.0%
Tyco Electronics Group S.A. 3 month U.S. LIBOR + 0.450% 2.929% 6/5/20 (a)(b)	26,000	26,026

Industrial Conglomerates – 0.5%
General Electric Co.:
3 month U.S. LIBOR + 1.000% 3.303% 4/15/23 (a)(b)	221,000	212,456
3 month U.S. LIBOR + 1.000% 3.41% 3/15/23 (a)(b)	290,000	281,300

		493,756

Machinery – 1.1%
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.290% 2.633% 6/22/20 (a)(b)	139,000	139,191
3 month U.S. LIBOR + 0.420% 2.758% 7/10/20 (a)(b)	782,000	784,541
3 month U.S. LIBOR + 0.480% 2.933% 9/8/22 (a)(b)	75,000	75,136
3 month U.S. LIBOR + 0.550% 3.022% 6/7/23 (a)(b)	216,000	216,401

		1,215,269

Trading Companies & Distributors – 0.7%
Aviation Capital Group LLC 3 month U.S. LIBOR + 0.670% 2.936% 7/30/21 (a)(b)(c)	730,000	729,561

	Principal Amount	Value
GATX Corp. 3 month U.S. LIBOR + 0.720% 3.007% 11/5/21 (a)(b)	$23,000	$22,884

		752,445

TOTAL INDUSTRIALS		3,226,346

INFORMATION TECHNOLOGY – 3.1%
IT Services – 1.7%
IBM Credit LLC:
3 month U.S. LIBOR + 0.160% 2.447% 2/5/21 (a)(b)	100,000	99,939
3 month U.S. LIBOR + 0.260% 2.538% 1/20/21 (a)(b)	500,000	500,826
3 month U.S. LIBOR + 0.470% 2.594% 11/30/20 (a)(b)	800,000	803,208
International Business Machines Corp.:
3 month U.S. LIBOR + 0.230% 2.486% 1/27/20 (a)(b)	300,000	300,207
3 month U.S. LIBOR + 0.400% 2.576% 5/13/21 (a)(b)	200,000	200,568

		1,904,748

Semiconductors & Semiconductor Equipment – 0.4%
Intel Corp.:
3 month U.S. LIBOR + 0.080% 2.261% 5/11/20 (a)(b)	150,000	150,002
3 month U.S. LIBOR + 0.350% 2.531% 5/11/22 (a)(b)	182,000	183,263
QUALCOMM, Inc. 3 month U.S. LIBOR + 0.730% 2.996% 1/30/23 (a)(b)	74,000	74,113

		407,378

Software – 0.0%
Oracle Corp. 3 month U.S. LIBOR + 0.510% 2.813% 10/8/19 (a)(b)	42,000	42,025

Technology Hardware, Storage & Peripherals – 1.0%
Apple, Inc.:
3 month U.S. LIBOR + 0.350% 2.531% 5/11/22 (a)(b)	90,000	90,377
3 month U.S. LIBOR + 0.500% 2.685% 2/9/22 (a)(b)	593,000	597,268
3 month U.S. LIBOR + 1.130% 3.278% 2/23/21 (a)(b)	274,000	278,169
Hewlett Packard Enterprise Co. 3 month U.S. LIBOR + 0.720% 3.009% 10/5/21 (a)(b)	118,000	118,017

		1,083,831

TOTAL INFORMATION TECHNOLOGY		3,437,982

See accompanying notes which are an integral part of the financial statements.

42

Nonconvertible Bonds – continued

	Principal Amount	Value
MATERIALS – 0.2%
Chemicals – 0.2%
DowDuPont, Inc. 3 month U.S. LIBOR + 1.110% 3.268% 11/15/23 (a)(b)	$252,000	$254,373

UTILITIES – 2.7%
Electric Utilities – 0.9%
Duke Energy Corp. 3 month U.S. LIBOR + 0.500% 2.675% 5/14/21 (a)(b)(c)	102,000	102,320
The Southern Co. 3 month U.S. LIBOR + 0.700% 3.019% 9/30/20 (a)(b)(c)	825,000	825,243

		927,563

Gas Utilities – 0.0%
Dominion Energy Gas Holdings LLC 3 month U.S. LIBOR + 0.600% 3.01% 6/15/21 (a)(b)	25,000	25,107

Independent Power and Renewable Electricity Producers – 0.6%
Southern Power Co. 3 month U.S. LIBOR + 0.550% 2.937% 12/20/20 (a)(b)(c)	655,000	655,085

Multi-Utilities – 1.2%
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.400% 2.538% 12/1/20 (a)(b)(c)	50,000	49,915
Duke Energy Progress LLC 3 month U.S. LIBOR + 0.180% 2.633% 9/8/20 (a)(b)	72,000	71,978
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.400% 2.544% 8/21/20 (a)(b)	120,000	120,006
3 month U.S. LIBOR + 0.480% 2.767% 5/4/21 (a)(b)	169,000	168,972
Sempra Energy:
3 month U.S. LIBOR + 0.500% 2.803% 1/15/21 (a)(b)	692,000	690,963
3 month U.S. LIBOR + 0.450% 2.86% 3/15/21 (a)(b)	196,000	195,463

		1,297,297

TOTAL UTILITIES		2,905,052

TOTAL NONCONVERTIBLE BONDS (Cost $96,796,308)		96,949,188

U.S. Treasury Obligations – 10.1%

	Principal Amount	Value
U.S. Treasury Bonds:
2.375%, 5/15/29	$286,000	$308,344
5.25%, 2/15/29	2,000	2,662
6.125%, 11/15/27	1,000	1,359
U.S. Treasury Notes:
2.00% 11/15/26 to 8/15/29	1,068,000	1,100,597
2.25% 2/15/27 to 11/15/27	2,965,000	3,136,594
2.375%, 5/15/27	792,000	844,656
2.625%, 2/15/29	2,134,000	2,344,149
2.75%, 2/15/28	495,000	544,713
2.875% 5/15/28 to 8/15/28	1,571,000	1,750,091
3.125%, 11/15/28	863,000	982,910

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,375,034)		11,016,075

Money Market Funds – 0.4%

	Shares
Fidelity Cash Central Fund, 2.13% (d) (Cost $383,018)	382,941	383,018

TOTAL INVESTMENT IN SECURITIES – 99.4% (Cost $107,554,360)		108,348,281

NET OTHER ASSETS (LIABILITIES) – 0.6%		675,469

NET ASSETS – 100.0%		$109,023,750

Legend

(a)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,452,602 or 16.0% of net assets.

(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$19,306

See accompanying notes which are an integral part of the financial statements.

43

Fidelity® Low Duration Bond Factor ETF

Schedule of Investments – continued

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

Corporate Bonds	$96,949,188	$—	$96,949,188	$—

U.S. Treasury Obligations	11,016,075	—	11,016,075	—

Money Market Funds	383,018	383,018	—	—

Total Investments in Securities:	$108,348,281	$383,018	$107,965,263	$—

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	70.4

United Kingdom	6.6

Canada	6.3

Australia	5.5

Japan	3.0

Switzerland	1.6

France	1.5

Germany	1.3

Netherlands	1.2

Others (Individually Less Than 1%)	2.0

99.4%

See accompanying notes which are an integral part of the financial statements.

44

Fidelity® Total Bond ETF

Schedule of Investments August 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations – 42.9%

	Principal Amount	Value
U.S. Treasury Bonds:
2.75%, 11/15/47	$478,300	$559,443
3.00%, 2/15/49	23,513,400	28,967,406
U.S. Treasury Inflation Indexed Bonds:
0.875%, 2/15/47	4,201,850	4,753,707
1.00%, 2/15/49	941,567	1,111,545
U.S. Treasury Inflation Indexed Notes:
0.375% 7/15/25 to 7/15/27	5,056,556	5,205,821
0.625%, 1/15/26	3,636,134	3,775,670
0.75%, 7/15/28	4,291,682	4,591,028
0.875%, 1/15/29	4,524,269	4,898,506
U.S. Treasury Notes:
1.125%, 8/31/21	3,332,900	3,306,862
1.25%, 10/31/21	3,843,500	3,822,181
1.75% 6/30/22 to 7/31/24	33,149,800	33,655,885
1.875% 3/31/22 to 7/31/22	33,259,500	33,624,309
2.00% 12/31/21 to 8/15/29	52,333,500	53,197,423
2.125% 12/31/22 to 5/31/26	45,803,600	47,334,313
2.25%, 12/31/24	5,430,800	5,661,185
2.375%, 4/30/26	10,317,000	10,918,288
2.50% 1/31/21 to 2/28/26	43,480,000	45,624,403
2.75%, 7/31/23	1,549,700	1,627,124
2.875%, 9/30/23	11,482,700	12,141,161
3.125%, 11/15/28	19,135,700	21,794,516

TOTAL U.S. TREASURY OBLIGATIONS (Cost $311,501,688)		326,570,776

Nonconvertible Bonds – 34.1%

COMMUNICATION SERVICES – 2.7%
Communications Equipment – 0.1%
Radiate Holdco LLC / Radiate Finance, Inc. 6.625% 2/15/25 (a)	624,000	619,320

Diversified Telecommunication Services – 1.1%
Altice Financing S.A. 7.50% 5/15/26 (a)	770,000	820,050
Altice Finco S.A. 8.125% 1/15/24 (a)	200,000	206,500
Altice France S.A.:
6.25% 5/15/24 (a)	500,000	515,460
7.375% 5/1/26 (a)	330,000	352,275
8.125% 2/1/27 (a)	200,000	220,500
AT&T, Inc.:
2.45% 6/30/20	538,000	538,973
3.60% 2/17/23 to 7/15/25	649,000	682,580
4.30% 2/15/30	315,000	349,785
4.45% 4/1/24	29,000	31,557
4.50% 3/9/48	300,000	327,458
5.15% 11/15/46	500,000	588,200
6.30% 1/15/38	290,000	375,491

	Principal Amount	Value
Frontier Communications Corp. 7.05% 10/1/46	$336,000	$160,440
Intelsat Jackson Holdings S.A. 8.50% 10/15/24 (a)	145,000	143,912
Level 3 Financing, Inc.:
5.375% 1/15/24	699,000	711,232
5.625% 2/1/23	218,000	221,752
Qwest Corp. 7.25% 9/15/25	90,000	101,634
Telecom Italia Capital S.A.:
6.00% 9/30/34	65,000	66,625
6.375% 11/15/33	40,000	42,300
Telecom Italia SpA 5.303% 5/30/24 (a)	625,000	668,750
Verizon Communications, Inc.:
4.862% 8/21/46	224,000	278,929
5.012% 4/15/49	86,000	109,937
5.50% 3/16/47	830,000	1,114,106

		8,628,446

Media – 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464% 7/23/22	334,000	352,910
5.375% 5/1/47	2,407,000	2,673,184
5.75% 4/1/48	406,000	473,681
DISH DBS Corp.:
5.00% 3/15/23	622,000	610,337
7.75% 7/1/26	200,000	196,500
DISH Network Corp. 3.375% 8/15/26	120,000	110,430
Fox Corp.:
3.666% 1/25/22 (a)	57,000	59,084
4.03% 1/25/24 (a)	101,000	108,170
4.709% 1/25/29 (a)	145,000	167,964
5.476% 1/25/39 (a)	143,000	178,681
5.576% 1/25/49 (a)	95,000	123,606
NBCUniversal Media LLC:
4.45% 1/15/43	128,000	150,671
5.95% 4/1/41	90,000	125,237
Telenet Finance Luxembourg Notes Sarl 5.50% 3/1/28 (a)	400,000	406,800
Ziggo BV 5.50% 1/15/27 (a)	695,000	733,190

		6,470,445

Wireless Telecommunication Services – 0.6%
C&W Senior Financing DAC:
6.875% 9/15/27 (a)	165,000	175,707
7.50% 10/15/26 (a)	330,000	357,984

See accompanying notes which are an integral part of the financial statements.

45

Fidelity® Total Bond ETF

Schedule of Investments – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
COMMUNICATION SERVICES – continued
Wireless Telecommunication Services – continued
Millicom International Cellular S.A.:
6.00% 3/15/25 (a)	$325,000	$337,391
6.25% 3/25/29 (a)	700,000	762,344
6.625% 10/15/26 (a)	320,000	350,100
Sprint Communications Inc. 6.00% 11/15/22	65,000	69,184
Sprint Corp.:
7.125% 6/15/24	200,000	221,092
7.875% 9/15/23	1,603,000	1,803,375
T-Mobile USA, Inc.:
5.125% 4/15/25	514,000	535,495
6.375% 3/1/25	259,000	268,194

		4,880,866

TOTAL COMMUNICATION SERVICES		20,599,077

CONSUMER DISCRETIONARY – 2.5%
Commercial Services & Supplies – 0.0%
Aramark Services, Inc. 5.00% 4/1/25 (a)	300,000	309,945

Diversified Consumer Services – 0.2%
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 7.125% 7/31/26 (a)	200,000	203,800
Global Partners LP / GLP Finance Corp.:
7.00% 6/15/23	220,000	222,200
7.00% 8/1/27 (a)	200,000	202,500
Ingersoll-Rand Luxembourg Finance S.A. 2.625% 5/1/20	14,000	14,036
Laureate Education, Inc. 8.25% 5/1/25 (a)	388,000	422,435
Service Corp. International 5.125% 6/1/29	115,000	123,050

		1,188,021

Hotels, Restaurants & Leisure – 0.7%
1011778 BC ULC / New Red Finance, Inc. 4.25% 5/15/24 (a)	370,000	381,936
Eldorado Resorts, Inc.:
6.00% 4/1/25 to 9/15/26	180,000	191,475
7.00% 8/1/23	82,000	85,690
GLP Capital LP / GLP Financing II, Inc. 5.25% 6/1/25	155,000	170,419
Golden Nugget, Inc. 6.75% 10/15/24 (a)	600,000	613,500
Hilton Domestic Operating Co., Inc. 4.25% 9/1/24	340,000	346,800

	Principal Amount	Value
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625% 4/1/25	$375,000	$387,187
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	270,000	277,115
Scientific Games International, Inc.:
5.00% 10/15/25 (a)	45,000	46,496
10.00% 12/1/22	296,000	307,100
Stars Group Holdings BV / Stars Group US Co-Borrower LLC 7.00% 7/15/26 (a)	794,000	842,632
Station Casinos LLC 5.00% 10/1/25 (a)	80,000	81,608
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	195,000	205,481
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	95,000	99,513
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50% 3/1/25 (a)	75,000	79,125
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	720,000	710,775
5.50% 10/1/27 (a)	155,000	152,869

		4,979,721

Internet & Direct Marketing Retail – 0.1%
Zayo Group LLC / Zayo Capital, Inc. 6.375% 5/15/25	700,000	720,125

Leisure Products – 0.0%
Mattel, Inc. 6.75% 12/31/25 (a)	175,000	179,812

Media – 1.5%
CCO Holdings LLC / CCO Holdings Capital Corp.:
5.125% 5/1/27 (a)	200,000	211,498
5.50% 5/1/26 (a)	200,000	210,750
5.875% 4/1/24 to 5/1/27 (a)	2,618,000	2,733,640
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/45	77,000	95,214
Comcast Corp.:
3.90% 3/1/38	71,000	79,610
4.60% 8/15/45	181,000	218,862
4.65% 7/15/42	162,000	197,681
CSC Holdings LLC:
5.375% 7/15/23 (a)	400,000	411,104
5.50% 5/15/26 (a)	200,000	211,500
6.625% 10/15/25 (a)	790,000	845,758
7.75% 7/15/25 (a)	1,030,000	1,105,963

See accompanying notes which are an integral part of the financial statements.

46

Nonconvertible Bonds – continued

	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Media – continued
MDC Partners, Inc. 6.50% 5/1/24 (a)	$154,000	$140,140
Sirius XM Radio, Inc.:
4.625% 5/15/23 to 7/15/24 (a)	520,000	532,250
5.375% 4/15/25 to 7/15/26 (a)	385,000	401,406
Time Warner Cable, Inc.:
4.00% 9/1/21	1,455,000	1,492,044
5.50% 9/1/41	16,000	17,401
5.875% 11/15/40	1,200,000	1,366,060
6.55% 5/1/37	157,000	190,085
6.75% 6/15/39	220,000	270,594
7.30% 7/1/38	211,000	270,668
Ziggo Bond Co. BV 5.875% 1/15/25 (a)	500,000	516,875

		11,519,103

Specialty Retail – 0.0%
Sally Holdings LLC / Sally Capital, Inc. 5.625% 12/1/25	15,000	15,038

Textiles, Apparel & Luxury Goods – 0.0%
The William Carter Co. 5.625% 3/15/27 (a)	105,000	111,823

TOTAL CONSUMER DISCRETIONARY		19,023,588

CONSUMER STAPLES – 3.0%
Beverages – 0.9%
Anheuser-Busch InBev Finance, Inc. 4.90% 2/1/46	311,000	369,908
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	350,000	409,745
5.45% 1/23/39	377,000	481,090
5.55% 1/23/49	2,426,000	3,195,789
5.80% 1/23/59	930,000	1,269,032
Cott Holdings, Inc. 5.50% 4/1/25 (a)	55,000	57,339
Molson Coors Brewing Co. 3.00% 7/15/26	1,285,000	1,300,745

		7,083,648

Food & Staples Retailing – 0.6%
CVS Health Corp.:
2.625% 8/15/24	85,000	85,487
3.00% 8/15/26	69,000	69,844
3.25% 8/15/29	159,000	161,151
4.00% 12/5/23	200,000	212,592
4.10% 3/25/25	707,000	756,372
4.30% 3/25/28	817,000	891,789
4.78% 3/25/38	1,139,000	1,277,232
5.05% 3/25/48	535,000	623,361

	Principal Amount	Value
Walgreens Boots Alliance, Inc. 3.30% 11/18/21	$34,000	$34,806

		4,112,634

Food Products – 0.5%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	200,000	200,500
Conagra Brands, Inc. 3.80% 10/22/21	113,000	116,259
JBS U.S.A. LUX S.A. / JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	584,000	607,366
5.875% 7/15/24 (a)	870,000	892,837
6.75% 2/15/28 (a)	60,000	66,900
JBS U.S.A. LUX S.A. / JBS U.S.A. Finance, Inc. (Reg. S) 5.75% 6/15/25	487,000	506,485
JBS U.S.A. LUX S.A. / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc.:
5.50% 1/15/30 (a)	255,000	270,300
6.50% 4/15/29 (a)	890,000	985,675
Post Holdings, Inc.:
5.00% 8/15/26 (a)	100,000	104,250
5.50% 3/1/25 (a)	100,000	104,625
US Foods, Inc. 5.875% 6/15/24 (a)	45,000	46,518

		3,901,715

Hotels, Restaurants & Leisure – 0.1%
Caesars Resort Collection LLC / CRC Finco, Inc. 5.25% 10/15/25 (a)	489,000	497,558
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	360,000	374,436

		871,994

Tobacco – 0.9%
Altria Group, Inc.:
2.625% 1/14/20	100,000	100,049
3.875% 9/16/46	703,000	690,513
4.25% 8/9/42	448,000	461,815
4.50% 5/2/43	289,000	307,399
4.80% 2/14/29	464,000	525,412
5.375% 1/31/44	532,000	629,359
5.95% 2/14/49	300,000	385,165
BAT Capital Corp. 4.54% 8/15/47	1,549,000	1,553,669
Imperial Brands Finance PLC:
3.75% 7/21/22 (a)	400,000	413,747
4.25% 7/21/25 (a)	450,000	479,840
Reynolds American, Inc.:
3.25% 6/12/20	21,000	21,159
4.00% 6/12/22	73,000	76,295

See accompanying notes which are an integral part of the financial statements.

47

Fidelity® Total Bond ETF

Schedule of Investments – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
CONSUMER STAPLES – continued
Tobacco – continued
4.45% 6/12/25	$53,000	$57,392
4.85% 9/15/23	220,000	240,337
5.70% 8/15/35	28,000	32,583
5.85% 8/15/45	180,000	203,059
Vector Group Ltd. 6.125% 2/1/25 (a)	747,000	732,060

		6,909,853

TOTAL CONSUMER STAPLES		22,879,844

ENERGY – 5.8%
Energy Equipment & Services – 0.4%
DCP Midstream Operating LP:
5.375% 7/15/25	385,000	407,137
5.85% 5/21/43 (a)(b)	1,714,000	1,521,175
8.125% 8/16/30	222,000	278,890
Halliburton Co.:
3.80% 11/15/25	63,000	66,738
4.85% 11/15/35	55,000	62,073
Nabors Industries, Inc. 5.50% 1/15/23	75,000	66,844
Noble Holding International Ltd. 7.875% 2/1/26 (a)	105,000	84,787
USA Compression Partners LP / USA Compression Finance Corp.:
6.875% 4/1/26	305,000	312,625
6.875% 9/1/27 (a)	50,000	51,429
Valaris PLC 4.50% 10/1/24	340,000	210,800
Weatherford International LLC 9.875% 3/1/25	125,000	52,500
Weatherford International Ltd.:
6.50% 8/1/36	180,000	75,600
9.875% 2/15/24	180,000	76,050

		3,266,648

Independent Power and Renewable Electricity Producers – 0.1%
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	70,000	72,976
NRG Energy, Inc. 5.25% 6/15/29 (a)	155,000	165,396

		238,372

Oil, Gas & Consumable Fuels – 4.6%
Anadarko Finance Co. 7.50% 5/1/31	309,000	411,622
Anadarko Petroleum Corp.:
4.50% 7/15/44	514,000	529,315
4.85% 3/15/21	47,000	48,588
5.55% 3/15/26	941,000	1,065,861
6.20% 3/15/40	150,000	183,812

	Principal Amount	Value
6.45% 9/15/36	$338,000	$423,405
6.60% 3/15/46	216,000	288,012
Archrock Partners LP / Archrock Partners Finance Corp. 6.875% 4/1/27 (a)	95,000	99,513
California Resources Corp. 8.00% 12/15/22 (a)	759,000	436,425
Canadian Natural Resources Ltd. 5.85% 2/1/35	90,000	108,765
Cenovus Energy, Inc.:
4.25% 4/15/27	266,000	277,772
6.75% 11/15/39	350,000	432,708
Chesapeake Energy Corp. 8.00% 1/15/25 to 6/15/27	405,000	305,563
Citgo Holding, Inc. 9.25% 8/1/24 (a)	95,000	100,700
CITGO Petroleum Corp. 6.25% 8/15/22 (a)	253,000	254,265
Columbia Pipeline Group, Inc.:
3.30% 6/1/20	99,000	99,654
4.50% 6/1/25	30,000	32,551
Comstock Resources, Inc. 9.75% 8/15/26	220,000	165,550
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.:
5.75% 4/1/25	80,000	81,800
6.25% 4/1/23	560,000	569,800
CVR Refining LLC / Coffeyville Finance, Inc. 6.50% 11/1/22	70,000	70,963
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	305,000	212,036
9.25% 3/31/22 (a)	650,000	546,000
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	200,000	214,187
Enbridge Energy Partners LP 4.375% 10/15/20	69,000	70,454
Enbridge, Inc.:
4.00% 10/1/23	283,000	299,575
4.25% 12/1/26	66,000	73,155
Encana Corp.:
6.625% 8/15/37	185,000	231,344
7.375% 11/1/31	290,000	370,259
8.125% 9/15/30	574,000	779,277
Energy Transfer Operating LP:
4.20% 9/15/23	72,000	76,127
4.25% 3/15/23	102,000	107,129
4.50% 4/15/24	98,000	105,067
4.95% 6/15/28	246,000	275,188
5.25% 4/15/29	160,000	183,280

See accompanying notes which are an integral part of the financial statements.

48

Nonconvertible Bonds – continued

	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
5.80% 6/15/38	$137,000	$159,564
6.00% 6/15/48	339,000	404,322
6.25% 4/15/49	109,000	134,875
Energy Transfer Partners LP / Regency Energy Finance Corp. 5.875% 3/1/22	200,000	214,713
Enterprise Products Operating LLC 3.70% 2/15/26	90,000	96,718
EP Energy LLC / Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (a)	110,000	91,850
8.00% 11/29/24 (a)	210,000	90,300
Hess Corp.:
7.125% 3/15/33	110,000	138,141
7.30% 8/15/31	108,000	134,568
7.875% 10/1/29	303,000	385,648
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp. 5.625% 2/15/26 (a)	455,000	470,925
Hilcorp Energy I LP / Hilcorp Finance Co. 5.00% 12/1/24 (a)	400,000	369,000
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	40,000	33,000
Jonah Energy LLC / Jonah Energy Finance Corp. 7.25% 10/15/25 (a)	170,000	54,400
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	190,000	196,901
3.50% 3/1/21	60,000	60,926
5.00% 10/1/21	69,000	72,207
5.50% 3/1/44	287,000	338,829
6.55% 9/15/40	13,000	16,526
Kinder Morgan, Inc.:
5.00% 2/15/21 (a)	74,000	76,612
5.05% 2/15/46	34,000	38,351
5.55% 6/1/45	193,000	231,607
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp. 6.00% 8/1/26 (a)	200,000	199,000
MEG Energy Corp.:
6.375% 1/30/23 (a)	250,000	236,250
7.00% 3/31/24 (a)	210,000	199,762
MPLX LP:
4.50% 7/15/23	133,000	141,922
4.80% 2/15/29	83,000	92,326
4.875% 12/1/24	160,000	175,495
5.50% 2/15/49	249,000	285,412

	Principal Amount	Value
Occidental Petroleum Corp.:
2.60% 8/13/21	$170,000	$171,130
2.70% 8/15/22	151,000	152,486
2.90% 8/15/24	498,000	502,657
3.20% 8/15/26	67,000	67,693
3.50% 8/15/29	211,000	214,972
4.30% 8/15/39	31,000	32,439
4.40% 8/15/49	31,000	32,334
Parsley Energy LLC / Parsley Finance Corp.:
5.25% 8/15/25 (a)	165,000	167,475
5.375% 1/15/25 (a)	55,000	56,100
6.25% 6/1/24 (a)	200,000	207,500
PBF Holding Co. LLC / PBF Finance Corp. 7.00% 11/15/23	200,000	205,500
Petrobras Global Finance BV:
5.75% 2/1/29	791,000	856,777
6.25% 3/17/24	220,000	244,681
6.90% 3/19/49	1,300,000	1,468,837
7.25% 3/17/44	1,450,000	1,715,078
7.375% 1/17/27	672,000	797,738
Petroleos Mexicanos:
4.50% 1/23/26	200,000	189,200
4.625% 9/21/23	1,392,000	1,395,263
5.50% 1/21/21	460,000	469,646
5.625% 1/23/46	1,433,000	1,229,070
6.35% 2/12/48	3,000,000	2,757,750
6.375% 1/23/45	650,000	599,117
6.50% 3/13/27	594,000	606,678
6.75% 9/21/47	1,870,000	1,776,500
Phillips 66 Partners LP 2.646% 2/15/20	5,000	5,002
Plains All American Pipeline LP / PAA Finance Corp. 3.60% 11/1/24	139,000	142,809
Sanchez Energy Corp. 7.25% 2/15/23 (a)	300,000	210,000
Southwestern Energy Co. 7.50% 4/1/26	30,000	26,256
Sunoco LP / Sunoco Finance Corp.:
4.875% 1/15/23	265,000	270,962
5.50% 2/15/26	105,000	108,938
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	25,000	25,616
5.00% 1/31/28 (a)	35,000	36,444
6.625% 6/15/25 (a)	140,000	147,700
The Williams Cos., Inc.:
3.60% 3/15/22	103,000	106,048
3.70% 1/15/23	1,028,000	1,066,460
3.90% 1/15/25	521,000	547,821

See accompanying notes which are an integral part of the financial statements.

49

Fidelity® Total Bond ETF

Schedule of Investments – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
4.00% 11/15/21 to 9/15/25	$288,000	$302,560
4.50% 11/15/23	51,000	54,909
Western Midstream Operating LP:
4.50% 3/1/28	300,000	299,495
4.65% 7/1/26	35,000	35,645
4.75% 8/15/28	80,000	81,030
5.375% 6/1/21	795,000	822,035

		34,876,223

Pipeline – 0.7%
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25	400,000	446,000
7.00% 6/30/24	445,000	513,419
Cheniere Energy Partners LP:
5.25% 10/1/25	604,000	624,385
5.625% 10/1/26	484,000	510,620
SemGroup Corp.:
6.375% 3/15/25	205,000	193,725
7.25% 3/15/26	255,000	243,525
SemGroup Corp. / Rose Rock Finance Corp. 5.625% 7/15/22 to 11/15/23	710,000	674,652
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.:
5.50% 8/15/22	20,000	18,800
5.75% 4/15/25	530,000	454,581
Sunoco Logistics Partners Operations LP 5.40% 10/1/47	577,000	643,570
Targa Resources Partners LP / Targa Resources Partners Finance Corp.:
4.25% 11/15/23	300,000	299,625
5.125% 2/1/25	519,000	531,975
5.375% 2/1/27	105,000	108,339
5.875% 4/15/26	105,000	109,988

		5,373,204

TOTAL ENERGY		43,754,447

FINANCIALS – 10.8%
Banks – 3.7%
Bank of America Corp.:
3.004% 12/20/23 (b)	1,505,000	1,544,501
3.419% 12/20/28 (b)	244,000	257,500
3.50% 4/19/26	227,000	243,221
3.864% 7/23/24 (b)	250,000	265,453
3.95% 4/21/25	229,000	244,505
4.20% 8/26/24	160,000	172,680
4.25% 10/22/26	2,295,000	2,505,415
4.45% 3/3/26	118,000	129,939
6.10% (b)(c)	204,000	222,360

	Principal Amount	Value
Barclays PLC:
2.75% 11/8/19	$400,000	$400,197
4.375% 1/12/26	200,000	211,074
5.088% 6/20/30 (b)	2,043,000	2,122,193
5.20% 5/12/26	429,000	455,447
CIT Group, Inc. 6.125% 3/9/28	174,000	207,495
Citigroup, Inc.:
2.40% 2/18/20	693,000	693,629
3.142% 1/24/23 (b)	274,000	280,181
3.352% 4/24/25 (b)	499,000	521,350
3.875% 3/26/25	285,000	301,512
4.00% 8/5/24	115,000	122,929
4.30% 11/20/26	1,502,000	1,639,185
4.40% 6/10/25	1,192,000	1,293,500
4.45% 9/29/27	450,000	495,222
5.50% 9/13/25	800,000	916,896
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	250,000	250,682
3.75% 3/26/25	250,000	264,252
3.80% 6/9/23	906,000	951,167
4.55% 4/17/26	250,000	277,013
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	200,000	205,002
5.71% 1/15/26 (a)	1,065,000	1,123,667
JPMorgan Chase & Co.:
2.95% 10/1/26	2,501,000	2,594,433
3.797% 7/23/24 (b)	75,000	79,669
3.875% 9/10/24	190,000	203,131
4.125% 12/15/26	415,000	457,149
4.452% 12/5/29 (b)	2,270,000	2,610,315
Regions Financial Corp. 3.20% 2/8/21	81,000	82,098
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	1,000,000	1,058,300
6.00% 12/19/23	500,000	544,543
6.125% 12/15/22	1,488,000	1,609,704
Synchrony Bank 3.65% 5/24/21	289,000	294,894
Westpac Banking Corp. 1 year CMT + 2.000% 4.11% 7/24/34 (b)(d)	405,000	426,359

		28,278,762

Capital Markets – 2.4%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	81,000	84,446
4.25% 2/15/24	138,000	148,374
Ares Capital Corp. 4.20% 6/10/24	896,000	930,082

See accompanying notes which are an integral part of the financial statements.

50

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Capital Markets – continued
Credit Suisse Group AG:
3.869% 1/12/29 (a)(b)	$250,000	$266,311
4.207% 6/12/24 (a)(b)	850,000	900,066
Morgan Stanley:
3.125% 7/27/26	2,662,000	2,765,369
3.70% 10/23/24	86,000	91,866
3.737% 4/24/24 (b)	407,000	428,197
4.35% 9/8/26	2,391,000	2,618,109
4.431% 1/23/30 (b)	357,000	407,422
4.875% 11/1/22	487,000	523,888
5.00% 11/24/25	2,119,000	2,390,874
The Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	100,000	101,378
3.20% 2/23/23	1,589,000	1,641,732
3.691% 6/5/28 (b)	1,119,000	1,189,980
3.75% 5/22/25	200,000	213,265
3.814% 4/23/29 (b)	1,185,000	1,275,270
4.25% 10/21/25	554,000	597,574
6.75% 10/1/37	1,184,000	1,622,191

		18,196,394

Consumer Finance – 1.8%
Ally Financial, Inc.:
3.875% 5/21/24	130,000	136,987
4.125% 2/13/22	130,000	134,875
5.75% 11/20/25	1,659,000	1,899,555
8.00% 11/1/31 to 11/1/31	404,000	562,550
Capital One Financial Corp. 3.80% 1/31/28	258,000	275,062
Discover Bank 4.682% 8/9/28 (b)	250,000	262,275
Discover Financial Services:
3.75% 3/4/25	586,000	616,960
3.85% 11/21/22	1,119,000	1,173,735
4.10% 2/9/27	253,000	272,400
4.50% 1/30/26	377,000	416,368
Ford Motor Credit Co. LLC:
5.085% 1/7/21	228,000	234,896
5.584% 3/18/24	528,000	567,823
5.596% 1/7/22	472,000	499,132
5.875% 8/2/21	1,350,000	1,421,021
Navient Corp.:
5.50% 1/25/23	644,000	676,393
5.875% 10/25/24	15,000	15,780
6.125% 3/25/24	50,000	53,063
6.50% 6/15/22	215,000	232,737
6.625% 7/26/21	170,000	181,900
6.75% 6/15/26	110,000	117,700
7.25% 1/25/22 to 9/25/23	410,000	454,825

	Principal Amount	Value
Quicken Loans, Inc. 5.25% 1/15/28 (a)	$290,000	$300,875
Springleaf Finance Corp. 6.875% 3/15/25	515,000	583,881
Synchrony Financial:
2.85% 7/25/22	167,000	169,253
3.95% 12/1/27	534,000	553,590
4.375% 3/19/24	194,000	207,224
5.15% 3/19/29	1,269,000	1,429,113

		13,449,973

Diversified Financial Services – 1.5%
AerCap Global Aviation Trust 6.50% 6/15/45 (a)(b)	615,000	655,744
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
2.875% 8/14/24	666,000	668,184
4.125% 7/3/23	255,000	270,508
4.45% 12/16/21 to 4/3/26	505,000	534,306
4.50% 5/15/21	260,000	268,214
4.625% 7/1/22	150,000	158,615
4.875% 1/16/24	438,000	475,083
Deutsche Bank AG:
3.15% 1/22/21	372,000	370,696
3.30% 11/16/22	247,000	245,504
4.50% 4/1/25	1,000,000	944,759
5.00% 2/14/22	732,000	758,723
General Motors Financial Co., Inc.:
3.15% 1/15/20	75,000	75,138
4.00% 1/15/25	50,000	51,466
4.20% 3/1/21	138,000	141,261
4.25% 5/15/23	5,000	5,235
4.35% 4/9/25	1,767,000	1,851,301
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
5.875% 2/1/22	340,000	345,525
6.25% 5/15/26 (a)	180,000	187,884
6.75% 2/1/24	1,305,000	1,365,356
Intercontinental Exchange, Inc. 2.75% 12/1/20	43,000	43,365
Moody’s Corp.:
3.25% 1/15/28	108,000	113,885
4.875% 2/15/24	101,000	111,901
Pine Street Trust I 4.572% 2/15/29 (a)	514,000	554,858
Pine Street Trust II 5.568% 2/15/49 (a)	800,000	915,248
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75% 6/1/25 (a)	218,000	223,951

See accompanying notes which are an integral part of the financial statements.

51

Fidelity® Total Bond ETF

Schedule of Investments – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
UBS Group Funding Switzerland AG 4.125% 9/24/25 (a)	$200,000	$217,662

		11,554,372

Equity Real Estate Investment Trusts (REITs) – 0.4%
Hudson Pacific Properties LP 4.65% 4/1/29	1,406,000	1,580,322
MPT Operating Partnership LP / MPT Finance Corp.:
5.00% 10/15/27	400,000	427,000
5.25% 8/1/26	380,000	401,489
5.50% 5/1/24	90,000	92,587
6.375% 3/1/24	514,000	538,415
Starwood Property Trust, Inc. 4.75% 3/15/25	35,000	35,875

		3,075,688

Insurance – 1.0%
American International Group, Inc. 3.30% 3/1/21	69,000	70,142
AmWINS Group, Inc. 7.75% 7/1/26 (a)	125,000	131,250
AXA Equitable Holdings, Inc. 3.90% 4/20/23	63,000	66,168
Hartford Financial Services Group, Inc. 4.30% 4/15/43	604,000	681,075
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	130,000	147,957
Marsh & McLennan Cos., Inc.:
4.375% 3/15/29	310,000	356,123
4.75% 3/15/39	142,000	177,775
4.90% 3/15/49	283,000	367,417
Metropolitan Life Global Funding I 2.62% 5/28/21 (a)(b)(d)	2,772,000	2,774,084
Nuveen Finance LLC 4.125% 11/1/24 (a)	21,000	22,842
Pacific LifeCorp. 5.125% 1/30/43 (a)	554,000	667,821
Swiss Re Finance Luxembourg S.A. 5.00% 4/2/49 (a)(b)	200,000	220,500
Teachers Insurance & Annuity Association of America 4.90% 9/15/44 (a)	322,000	405,254
Unum Group:
3.875% 11/5/25	349,000	368,433
4.00% 3/15/24 to 6/15/29	931,000	983,539
USIS, Inc. 6.875% 5/1/25 (a)	230,000	228,850

	Principal Amount	Value
Voya Financial, Inc. 3.125% 7/15/24	$130,000	$134,328

		7,803,558

TOTAL FINANCIALS		82,358,747

HEALTH CARE – 1.7%
Health Care Equipment & Supplies – 0.0%
Teleflex, Inc. 4.875% 6/1/26	85,000	89,544

Health Care Providers & Services – 1.2%
CHS / Community Health Systems, Inc.:
5.125% 8/1/21	210,000	210,000
6.25% 3/31/23	1,210,000	1,170,796
CHS/Community Health Systems, Inc.:
8.00% 3/15/26 (a)	110,000	105,600
8.625% 1/15/24 (a)	80,000	80,000
Cigna Corp.:
3.75% 7/15/23	345,000	362,684
4.125% 11/15/25	305,000	331,830
4.375% 10/15/28	445,000	497,599
4.80% 8/15/38	268,000	309,847
4.90% 12/15/48	268,000	317,149
HCA, Inc.:
4.75% 5/1/23	5,000	5,375
5.375% 2/1/25	888,000	985,680
MPH Acquisition Holdings LLC 7.125% 6/1/24 (a)	175,000	156,417
Sabra Health Care LP 5.125% 8/15/26	195,000	210,547
Tenet Healthcare Corp.:
4.375% 10/1/21	200,000	208,600
4.625% 7/15/24	1,110,000	1,141,912
6.25% 2/1/27 (a)	100,000	103,750
6.75% 6/15/23	255,000	262,012
7.00% 8/1/25	145,000	146,450
8.125% 4/1/22	574,000	618,428
The Toledo Hospital:
5.325% 11/15/28	154,000	173,998
6.015% 11/15/48	521,000	657,153
Vizient, Inc. 6.25% 5/15/27 (a)	20,000	21,500
WellCare Health Plans, Inc.
5.375% 8/15/26 (a)	953,000	1,016,136

		9,093,463

Pharmaceuticals – 0.5%
Allergan Funding SCS 3.45% 3/15/22	971,000	997,157
Bausch Health Americas, Inc. 9.25% 4/1/26 (a)	90,000	101,925

See accompanying notes which are an integral part of the financial statements.

52

Nonconvertible Bonds – continued

	Principal Amount	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Bausch Health Cos., Inc.:
5.50% 3/1/23 to 11/1/25 (a)	$220,000	$229,946
6.50% 3/15/22 (a)	130,000	134,589
7.00% 3/15/24 (a)	614,000	648,482
Bausch Health Cos., Inc. (Reg. S) 6.125% 4/15/25	279,000	287,370
Catalent Pharma Solutions, Inc. 4.875% 1/15/26 (a)	85,000	86,275
Charles River Laboratories International, Inc. 5.50% 4/1/26 (a)	85,000	90,942
Elanco Animal Health, Inc.:
3.912% 8/27/21	69,000	70,331
4.272% 8/28/23	219,000	229,382
4.90% 8/28/28	92,000	100,337
Mylan N.V.:
3.15% 6/15/21	627,000	634,404
3.95% 6/15/26	90,000	93,651
Mylan, Inc. 4.55% 4/15/28	150,000	161,485
Teva Pharmaceutical Finance Netherlands III BV 2.20% 7/21/21	136,000	127,330
Zoetis, Inc. 3.25% 2/1/23	100,000	103,428

		4,097,034

TOTAL HEALTH CARE		13,280,041

INDUSTRIALS – 2.2%
Aerospace & Defense – 0.4%
BBA US Holdings, Inc. 5.375% 5/1/26 (a)	305,000	318,725
Bombardier, Inc.:
6.00% 10/15/22 (a)	115,000	114,138
6.125% 1/15/23 (a)	680,000	676,600
7.50% 12/1/24 (a)	230,000	229,161
7.875% 4/15/27 (a)	195,000	188,906
TransDigm, Inc.:
6.25% 3/15/26 (a)	285,000	307,438
6.50% 7/15/24	1,015,000	1,047,987

		2,882,955

Banks – 0.1%
UniCredit SpA 6.572% 1/14/22 (a)	434,000	466,675

Commercial Services & Supplies – 0.1%
APX Group, Inc.:
7.625% 9/1/23	307,000	228,715
7.875% 12/1/22	140,000	133,175

	Principal Amount	Value
8.75% 12/1/20	$122,000	$115,900
Nielsen Finance LLC / Nielsen Finance Co. 5.00% 4/15/22 (a)	270,000	271,350
Tervita Corp. 7.625% 12/1/21 (a)	15,000	15,225
The ADT Corp. 4.875% 7/15/32 (a)	185,000	161,181

		925,546

Construction & Engineering – 0.2%
AECOM:
5.125% 3/15/27	536,000	559,862
5.875% 10/15/24	410,000	442,800
Brand Industrial Services, Inc. 8.50% 7/15/25 (a)	135,000	118,969
frontdoor, Inc. 6.75% 8/15/26 (a)	75,000	81,375

		1,203,006

Containers & Packaging – 0.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.00% 2/15/25 (a)	740,000	772,837
Berry Global, Inc. 4.875% 7/15/26 (a)	170,000	178,500
Crown Americas LLC / Crown Americas Capital Corp. V 4.25% 9/30/26	45,000	46,688
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75% 2/1/26	565,000	593,250
Crown Cork & Seal Co., Inc. 7.375% 12/15/26	35,000	42,525
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	377,000	339,300
7.875% 7/15/26 (a)	35,000	31,675
OI European Group BV 4.00% 3/15/23 (a)	400,000	403,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	300,000	308,415
7.00% 7/15/24 (a)	125,000	129,219
Silgan Holdings, Inc. 4.75% 3/15/25	95,000	97,503
Trivium Packaging Finance BV:
5.50% 8/15/26 (a)	55,000	58,163
8.50% 8/15/27 (a)	55,000	59,125

		3,060,200

Diversified Financial Services – 0.6%
Avolon Holdings Funding Ltd.: 3.625% 5/1/22 (a)	148,000	150,116

See accompanying notes which are an integral part of the financial statements.

53

Fidelity® Total Bond ETF

Schedule of Investments – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
INDUSTRIALS – continued
Diversified Financial Services – continued
3.95% 7/1/24 (a)	$196,000	$201,723
4.375% 5/1/26 (a)	244,000	253,345
5.125% 10/1/23 (a)	686,000	728,326
5.25% 5/15/24 (a)	584,000	626,457
5.50% 1/15/23 (a)	130,000	138,502
Park Aerospace Holdings Ltd.:
4.50% 3/15/23 (a)	45,000	46,557
5.25% 8/15/22 (a)	120,000	126,750
5.50% 2/15/24 (a)	2,434,000	2,632,128

		4,903,904

IT Services – 0.1%
TTM Technologies, Inc. 5.625% 10/1/25 (a)	810,000	789,750

Machinery – 0.0%
BWX Technologies, Inc. 5.375% 7/15/26 (a)	380,000	401,850

Trading Companies & Distributors – 0.3%
Air Lease Corp.:
2.125% 1/15/20	322,000	321,799
3.375% 6/1/21	72,000	73,190
3.75% 2/1/22	51,000	52,542
3.875% 7/3/23	469,000	491,318
4.25% 2/1/24 to 9/15/24	594,000	635,020
4.75% 3/1/20	125,000	126,403
Fly Leasing Ltd. 5.25% 10/15/24	250,000	256,875
FLY Leasing Ltd. 6.375% 10/15/21	100,000	101,875

		2,059,022

TOTAL INDUSTRIALS		16,692,908

INFORMATION TECHNOLOGY – 0.7%
IT Services – 0.0%
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	165,000	150,150
Fair Isaac Corp. 5.25% 5/15/26 (a)	110,000	117,150

		267,300

Life Sciences Tools & Services – 0.0%
IQVIA, Inc. 5.00% 5/15/27 (a)	230,000	242,938

Semiconductors & Semiconductor Equipment – 0.0%
Qorvo, Inc. 5.50% 7/15/26	290,000	309,581

Software – 0.6%
Ascend Learning LLC 6.875% 8/1/25 to 8/1/25 (a)	225,000	233,157

	Principal Amount	Value
CDK Global, Inc.:
5.25% 5/15/29 (a)	$35,000	$36,138
5.875% 6/15/26	370,000	392,977
IQVIA, Inc. 5.00% 10/15/26 (a)	300,000	316,500
MSCI, Inc.:
4.75% 8/1/26 (a)	115,000	120,319
5.25% 11/15/24 (a)	200,000	207,640
Nuance Communications, Inc. 5.625% 12/15/26	130,000	136,987
Open Text Corp. 5.875% 6/1/26 (a)	375,000	400,762
Solera LLC / Solera Finance, Inc. 10.50% 3/1/24 (a)	738,000	782,280
Sophia LP / Sophia Finance, Inc. 9.00% 9/30/23 (a)	300,000	308,250
SS&C Technologies, Inc. 5.50% 9/30/27 (a)	140,000	147,000
Symantec Corp. 5.00% 4/15/25 (a)	869,000	874,796
The Nielsen Co. Luxembourg Sarl 5.00% 2/1/25 (a)	226,000	223,175

		4,179,981

Technology Hardware, Storage & Peripherals – 0.1%
Dell International LLC / EMC Corp.:
5.45% 6/15/23 (a)	300,000	326,065
6.02% 6/15/26 (a)	122,000	137,689

		463,754

TOTAL INFORMATION TECHNOLOGY		5,463,554

MATERIALS – 0.6%
Chemicals – 0.4%
Consolidated Energy Finance S.A.:
3 Month U.S. LIBOR + 3.750% 6.16% 6/15/22 (a)(b)(d)	200,000	198,996
6.50% 5/15/26 (a)	150,000	149,625
6.875% 6/15/25 (a)	350,000	357,000
Element Solutions, Inc. 5.875% 12/1/25 (a)	235,000	245,575
Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.75% 4/30/26 (a)	285,000	268,612
Nutrien Ltd.:
4.20% 4/1/29	54,000	60,353
5.00% 4/1/49	94,000	112,213
OCI N.V. 6.625% 4/15/23 (a)	125,000	131,875
The Chemours Co.:
5.375% 5/15/27	439,000	389,612
6.625% 5/15/23	400,000	407,000

See accompanying notes which are an integral part of the financial statements.

54

Nonconvertible Bonds – continued

	Principal Amount	Value
MATERIALS – continued
Chemicals – continued
7.00% 5/15/25	$350,000	$345,625
TPC Group, Inc. 10.50% 8/1/24 (a)	55,000	57,750
Valvoline, Inc.:
4.375% 8/15/25	290,000	292,900
5.50% 7/15/24	70,000	72,800
W.R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	100,000	108,000

		3,197,936

Metals & Mining – 0.2%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(b)	200,000	234,240
Corp. Nacional del Cobre de Chile 4.50% 8/1/47 (a)	200,000	234,938
First Quantum Minerals Ltd. 6.50% 3/1/24 (a)	200,000	179,188
Freeport-McMoRan, Inc. 3.55% 3/1/22	305,000	305,762

		954,128

TOTAL MATERIALS		4,152,064

REAL ESTATE – 2.8%
Energy Equipment & Services – 0.0%
HCP, Inc. 3.25% 7/15/26	59,000	61,014

Equity Real Estate Investment Trusts (REITs) – 1.6%
American Tower Corp. 2.80% 6/1/20	100,000	100,336
Boston Properties LP 4.50% 12/1/28	295,000	340,857
Brixmor Operating Partnership LP:
3.25% 9/15/23	194,000	199,724
3.85% 2/1/25	710,000	746,283
3.875% 8/15/22	296,000	308,875
4.125% 6/15/26 to 5/15/29	1,389,000	1,489,444
CoreCivic, Inc.:
4.125% 4/1/20	90,000	89,775
4.625% 5/1/23	238,000	229,670
5.00% 10/15/22	165,000	163,350
Digital Realty Trust LP:
3.95% 7/1/22	412,000	431,494
4.75% 10/1/25	317,000	351,717
Duke Realty LP 3.75% 12/1/24	18,000	19,254
Equinix, Inc. 5.75% 1/1/25	400,000	417,000
HCP, Inc.: 3.50% 7/15/29	68,000	71,808

	Principal Amount	Value
3.875% 8/15/24	$195,000	$209,878
4.00% 6/1/25	971,000	1,039,355
Lexington Realty Trust 4.40% 6/15/24	458,000	479,192
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.:
4.50% 9/1/26	826,000	865,235
5.75% 2/1/27 (a)	60,000	66,237
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	668,000	704,001
4.50% 1/15/25 to 4/1/27	2,216,000	2,365,416
4.75% 1/15/28	283,000	308,185
4.95% 4/1/24	600,000	646,009
Regency Centers Corp. 3.75% 11/15/22	190,000	198,024
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	11,254
SITE Centers Corp.:
3.625% 2/1/25	39,000	40,241
4.25% 2/1/26	287,000	306,015
STORE Capital Corp. 4.625% 3/15/29	149,000	165,537

		12,364,166

Real Estate Investment Trusts (REITs) – 0.0%
WP Carey, Inc. 3.85% 7/15/29	129,000	136,968

Real Estate Management & Development – 1.2%
Brandywine Operating Partnership LP:
3.95% 11/15/27	247,000	260,412
4.10% 10/1/24	1,191,000	1,261,875
Corporate Office Properties LP:
5.00% 7/1/25	667,000	725,888
5.25% 2/15/24	1,229,000	1,332,004
Liberty Property LP:
3.75% 4/1/25	50,000	52,782
4.125% 6/15/22	487,000	510,189
Mack-Cali Realty LP 3.15% 5/15/23	482,000	458,302
Tanger Properties LP:
3.125% 9/1/26	133,000	131,784
3.75% 12/1/24	81,000	83,321
3.875% 12/1/23	1,470,000	1,523,214
The Howard Hughes Corp. 5.375% 3/15/25 (a)	400,000	412,000
Ventas Realty LP:
3.00% 1/15/30	489,000	492,270
3.125% 6/15/23	38,000	39,219
3.50% 2/1/25	500,000	526,156

See accompanying notes which are an integral part of the financial statements.

55

Fidelity® Total Bond ETF

Schedule of Investments – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
REAL ESTATE – continued
Real Estate Management & Development – continued
3.75% 5/1/24	$201,000	$213,259
4.00% 3/1/28	130,000	141,239
4.125% 1/15/26	34,000	36,851
WP Carey, Inc.:
4.00% 2/1/25	182,000	192,017
4.60% 4/1/24	653,000	702,357

		9,095,139

TOTAL REAL ESTATE		21,657,287

UTILITIES – 1.3%
Electric Utilities – 0.8%
DPL, Inc. 7.25% 10/15/21	912,000	978,120
Emera US Finance LP:
2.70% 6/15/21	36,000	36,260
3.55% 6/15/26	57,000	60,158
Exelon Corp. 2.85% 6/15/20	487,000	489,169
FirstEnergy Corp.:
4.25% 3/15/23	1,206,000	1,281,589
7.375% 11/15/31	487,000	698,313
InterGen N.V. 7.00% 6/30/23 (a)	235,000	215,025
IPALCO Enterprises, Inc.:
3.45% 7/15/20	154,000	154,927
3.70% 9/1/24	100,000	104,622
NextEra Energy Operating Partners LP 4.25% 9/15/24 (a)	290,000	300,730
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (a)	174,222	186,854
The Cleveland Electric Illuminating Co. 5.95% 12/15/36	146,000	189,779
Vistra Operations Co. LLC:
5.00% 7/31/27 (a)	165,000	170,362
5.50% 9/1/26 (a)	855,000	897,750

		5,763,658

Independent Power and Renewable Electricity Producers – 0.1%
NRG Energy, Inc. 5.75% 1/15/28	100,000	107,750
The AES Corp.:
4.875% 5/15/23	625,000	633,594
5.50% 4/15/25	205,000	213,975

		955,319

Multi-Utilities – 0.4%
Dominion Energy, Inc. 4.63% 9/30/66 (b)	22,000	20,570

	Principal Amount	Value
Edison International 5.75% 6/15/27	$1,400,000	$1,588,532
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	175,000	176,750
NiSource, Inc. 2.95% 9/1/29	946,000	967,150
Sempra Energy 6.00% 10/15/39	106,000	138,797
Talen Energy Supply LLC:
6.50% 6/1/25	25,000	19,000
10.50% 1/15/26 (a)	354,000	321,786

		3,232,585

TOTAL UTILITIES		9,951,562

TOTAL NONCONVERTIBLE BONDS (Cost $246,726,725)		259,813,119

U.S Government Agency – Mortgage Securities – 21.2%

Fannie Mae – 9.4%
Fannie Mae:
2.50% 6/1/29 to 7/1/31	1,522,127	1,546,228
3.00% 9/1/32 to 1/1/47	17,289,605	17,801,975
3.00% 9/1/49 (e)	4,900,000	4,994,555
3.50% 7/1/32 to 2/1/49	10,135,851	10,615,325
3.50% 9/1/49 (e)	6,000,000	6,165,469
4.00% 1/1/42 to 9/1/48	16,311,515	17,163,759
4.00% 9/1/49 (e)(f)	4,800,000	4,982,740
4.50% 8/1/33 to 12/1/48	6,258,120	6,691,268
5.00% 2/1/38 to 1/1/44	1,153,208	1,258,271
5.50% 6/1/38 to 5/1/44	283,397	315,263

TOTAL FANNIE MAE		71,534,853

Freddie Mac – 3.9%
Freddie Mac:
2.50% 6/1/31 to 5/1/34	4,140,601	4,201,918
3.00% 10/1/31 to 7/1/49	6,362,154	6,556,176
3.50% 3/1/32 to 4/1/49	13,469,970	14,095,368
4.00% 5/1/37 to 7/1/48	2,633,141	2,804,102
4.50% 1/1/42 to 12/1/48	2,140,102	2,292,017
5.00% 2/1/38	164,307	179,820
5.50% 6/1/41	32,470	36,253

TOTAL FREDDIE MAC		30,165,654

Ginnie Mae – 7.9%
Ginnie Mae:
3.00% 12/20/42 to 2/20/48	5,486,751	5,673,809
3.00% 9/1/49 (e)	6,500,000	6,702,875

See accompanying notes which are an integral part of the financial statements.

56

U.S Government Agency – Mortgage Securities – continued

	Principal Amount	Value
GINNIE MAE – continued
3.50% 12/20/41 to 6/20/49	$12,436,275	$13,006,964
3.50% 9/1/49 (e)(f)	16,875,000	17,531,544
4.00% 10/20/40 to 4/20/48	9,919,908	10,523,475
4.50% 4/20/35 to 12/20/48	6,154,302	6,493,229

TOTAL GINNIE MAE		59,931,896

TOTAL U.S GOVERNMENT AGENCY – MORTGAGE SECURITIES (Cost $158,820,390)		161,632,403

Asset-Backed Securities — 1.6%
AASET Trust Series 2017-1A, Class A 3.967% 5/16/42 (a)	921,376	934,169
Aaset Trust Series 2019-1, Class A 3.844% 5/15/39 (a)	424,148	426,957
AIMCO CLO Ltd. Series 2019-10A, Class A 3 Month U.S. LIBOR + 1.320% 3.618% 7/22/32 (a)(b)(d)	630,000	630,000
Apollo Aviation Securitization Equity Trust Series 2018-1A, Class A 3.844% 1/16/38 (a)	217,483	219,852
Ares XLI CLO Ltd. Series 2016-41A, Class AR 3 Month U.S. LIBOR + 1.200% 3.503% 1/15/29 (a)(b)(d)	755,000	754,750
Blackbird Capital Aircraft Lease Securitization Ltd. Series 2016-1A, Class A 4.213% 12/16/41 (a)	312,776	324,570
Castlelake Aircraft Securitization Trust Series 2018-1, Class A 4.125% 6/15/43 (a)	377,087	386,513
Castlelake Aircraft Securitization Trust Series 2019-1A, Class A 3.967% 4/15/39 (a)	591,781	604,001
Castlelake Aircraft Securitization Trust Series 2019-1A, Class B 5.095% 4/15/39 (a)	242,533	247,756
Cedar Funding X CLO Ltd. Series 2019-10A, Class A 3 Month U.S. LIBOR + 1.340% 1.00% 10/20/32 (a)(b)(d)(e)	506,000	506,000
Cedar Funding XI CLO Ltd. Series 2019-11A, Class A1A 3 month U.S. LIBOR + 1.350% 3.875% 5/29/32 (a)(b)(d)	307,000	306,817
DB Master Finance LLC Series 2017-1A, Class A2I 3.629% 11/20/47 (a)	166,042	169,524

	Principal Amount	Value
DB Master Finance LLC Series 2017-1A, Class A2II 4.03% 11/20/47 (a)	$286,890	$299,266
Dryden CLO Ltd. Series 2019-72A, Class A 3 month U.S. LIBOR + 1.330% 3.762% 5/15/32 (a)(b)(d)	503,000	502,162
Dryden Senior Loan Fund Series 2014-36A, Class AR2 3 month U.S. LIBOR + 1.280% 3.583% 4/15/29 (a)(b)(d)	664,000	665,713
Horizon Aircraft Finance I Ltd.Series 2018-1, Class A 4.458% 12/15/38 (a)	234,551	245,174
Horizon Aircraft Finance II Ltd. Series 2019-1, Class A 3.721% 7/15/39 (a)	300,064	303,338
Madison Park Funding X Ltd. Series 2012-10A, Class AR2 3 month U.S. LIBOR + 1.220% 3.498% 1/20/29 (a)(b)(d)	255,000	254,868
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class A1 3 month U.S. LIBOR + 1.300% 3.603% 7/15/32 (a)(b)(d)	628,000	627,633
Magnetite XXI Ltd. Series 2019-21A, Class A 3 month U.S. LIBOR + 1.280% 3.909% 4/20/30 (a)(b)(d)	456,000	455,919
Niagara Park CLO Ltd. Series 2019-1A, Class A 3 month U.S. LIBOR + 1.300% 3.694% 7/17/32 (a)(b)(d)	628,000	627,668
Project Silver Series 2019-1, Class A 3.967% 7/15/44 (a)	543,494	555,060
Thunderbolt Aircraft Lease Ltd. Series 2017-A, Class A 4.212% 5/17/32 (a)	188,629	193,520
Thunderbolt II Aircraft Lease Ltd. Series 2018-A, Class A 4.147% 9/15/38 (a)	450,440	464,077
VERDE CLO Ltd. Series 2019-1A, Class A 3 month U.S. LIBOR + 1.350% 3.914% 4/15/32 (a)(b)(d)	536,000	535,700
Voya CLO 2019-2 Ltd. Series 2019-2A, Class A 3 Month U.S. LIBOR + 1.270% 3.523% 7/20/32 (a)(b)(d)	679,000	678,630

TOTAL ASSET-BACKED SECURITIES (Cost $11,803,862)		11,919,637

See accompanying notes which are an integral part of the financial statements.

57

Fidelity® Total Bond ETF

Schedule of Investments – continued

Collateralized Mortgage Obligations – 1.1%

	Principal Amount	Value
PRIVATE SPONSOR – 1.1%
Benchmark Mortgage Trust Series 2018-B8, Class A5 4.232% 1/15/52	$429,000	$497,107
BX Commercial Mortgage Trust Series 2018-IND, Class F 1 Month U.S. LIBOR + 1.800% 3.995% 11/15/35 (a)(b)(d)	144,558	144,965
BX Commercial Mortgage Trust Series 2019-IMC, Class A 1 Month U.S. LIBOR + 1.000% 3.195% 4/15/34 (a)(b)(d)	500,000	499,999
BX Commercial Mortgage Trust Series 2019-IMC, Class B 1 Month U.S. LIBOR + 1.300% 3.495% 4/15/34 (a)(b)(d)	317,000	316,999
BX Commercial Mortgage Trust Series 2019-IMC, Class C 1 Month U.S. LIBOR + 1.600% 3.795% 4/15/34 (a)(b)(d)	210,000	210,000
BX Commercial Mortgage Trust Series 2019-IMC, Class D 1 Month U.S. LIBOR + 1.900% 4.095% 4/15/34 (a)(b)(d)	220,000	220,689
BX Trust Series 2018-EXCL, Class D 1 Month U.S. LIBOR + 2.625% 4.82% 9/15/37 (a)(b)(d)	128,849	128,861
CHC Commercial Mortgage Trust Series 2019-CHC, Class A 1 Month U.S. LIBOR + 1.120% 3.315% 6/15/34 (a)(b)(d)	827,000	826,998
CHC Commercial Mortgage Trust Series 2019-CHC, Class B 1 Month U.S. LIBOR + 1.500% 3.695% 6/15/34 (a)(b)(d)	163,000	163,000
CHC Commercial Mortgage Trust Series 2019-CHC, Class C 1 Month U.S. LIBOR + 1.750% 3.945% 6/15/34 (a)(b)(d)	184,000	184,000
Citigroup COmmercial Mortgage Trust Series 2018-C6, Class A4 4.412% 11/10/51	78,000	91,355
Commercial Mortgage Trust Series 2018-C14, Class A4 4.422% 11/15/51 (b)	204,000	238,093
CSMC Trust Series 2017-PFHP, Class D 1 Month U.S. LIBOR + 2.250% 4.445% 12/15/30 (a)(b)(d)	809,000	805,967
CSMC Trust Series 2018-SITE, Class A 4.284% 4/15/24 (a)	287,000	307,775
CSMC Trust Series 2018-SITE, Class B 4.535% 4/15/24 (a)	100,000	107,025

	Principal Amount	Value
CSMC Trust Series 2018-SITE, Class C 4.941% 4/15/24 (a)(b)	$100,000	$106,569
CSMC Trust Series 2018-SITE, Class D 4.941% 4/15/24 (a)(b)	118,000	123,754
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class CFX 4.95% 7/5/33 (a)	50,000	54,000
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class DFX 5.35% 7/5/33 (a)	76,000	82,186
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class EFX 5.542% 7/5/33 (a)	105,000	112,475
Morgan Stanley Capital I Trust Series 2018-BOP, Class B 1 month U.S. LIBOR + 1.250% 3.445% 8/15/33 (a)(b)(d)	299,000	299,001
Morgan Stanley Capital I Trust Series 2018-BOP, Class C 1 month U.S. LIBOR + 1.500% 3.695% 8/15/33 (a)(b)(d)	721,000	721,001
Morgan Stanley Capital I Trust Series 2018-H4, Class A4 4.31% 12/15/51	721,000	839,742
MSCG Trust Series 2016-SNR, Class A 3.46% 11/15/34 (a)(b)	145,621	146,653
MSCG Trust Series 2016-SNR, Class B 4.181% 11/15/34 (a)	61,200	62,198
MSCG Trust Series 2016-SNR, Class C 5.205% 11/15/34 (a)	43,350	44,418
RETL Series 2019-RVP, Class C 1 month U.S. LIBOR + 2.100% 4.295% 3/15/36 (a)(b)(d)	439,000	440,784
Wells Fargo Commercial Mortgage Trust Series 2018-C48, Class A5 4.302% 1/15/52	511,000	592,089

TOTAL PRIVATE SPONSOR		8,367,703

U.S. GOVERNMENT AGENCY – 0.0%
Ginnie Mae Series 2015-H21, Class JA 2.50% 6/20/65 (g)	31,968	31,945

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,092,346)		8,399,648

See accompanying notes which are an integral part of the financial statements.

58

Municipal Securities – 0.5%

	Principal Amount	Value
Chicago Gen. Oblig. (Taxable Proj.) Series 2011-C1, 7.781% 1/1/35	$90,000	$114,707
Illinois Gen. Oblig. Series 2003:
4.95% 6/1/23	837,818	881,963
5.10% 6/1/33	1,670,000	1,817,360
State of California:
7.30% 10/1/39	450,000	714,834
7.50% 4/1/34	100,000	157,542

TOTAL MUNICIPAL SECURITIES (Cost $3,364,100)		3,686,406

Foreign Government and Government Agency Obligations – 0.5%

Argentine Republic Government International Bond 5.875% 1/11/28	1,324,000	484,584
Brazilian Government International Bond 4.625% 1/13/28	1,028,000	1,106,064
Dominican Republic International Bond:
5.95% 1/25/27 (a)	1,050,000	1,152,375
6.00% 7/19/28 (a)	400,000	442,125
Dominican Republic International Bond (Reg. S) 5.500% 1/27/25	400,000	426,750

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,218,951)		3,611,898

Bank Loan Obligations – 0.0%

ENERGY – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Gavilan Resources, LLC 2nd Lien Term Loan 3 Month U.S. LIBOR + 6.000% 8.112% 3/1/24 (b)(d)	150,000	63,750
Sanchez Energy Corp DIP New Money Term Loan 3 Month U.S. LIBOR + 8.000% 10.057% 5/11/20 (b)(d)(h)(i)	131,975	125,376

TOTAL ENERGY		189,126

TOTAL BANK LOAN OBLIGATIONS (Cost $192,174)		189,126

Money Market Funds – 3.0%

	Shares	Value
Fidelity Cash Central Fund, 2.13% (j) (Cost $22,926,740)	22,923,590	$22,928,175

TOTAL INVESTMENT IN SECURITIES – 104.9% (Cost $767,646,976)		798,751,188

NET OTHER ASSETS (LIABILITIES) – (4.9%)		(37,556,611)

NET ASSETS – 100.0%		$761,194,577

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $85,226,436 or 11.2% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Security is perpetual in nature with no stated maturity date.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f)	A portion of the security sold on a delayed delivery basis.

(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(h)	Level 3 security.

(i)	Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $94,268 and $89,554, respectively.

(j)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements, which are not covered by the Fund’s Report of Independent Registered Public Accounting Firm, are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$807,398

See accompanying notes which are an integral part of the financial statements.

59

Fidelity® Total Bond ETF

Schedule of Investments – continued

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2019, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

U.S. Treasury Obligations	$326,570,776	$—	$326,570,776	$—

Corporate Bonds	259,813,119	—	259,813,119	—

U.S Government Agency – Mortgage Securities	161,632,403	—	161,632,403	—

Asset-Backed Securities	11,919,637	—	11,919,637	—

Collateralized Mortgage Obligations	8,399,648	—	8,399,648	—

Municipal Securities	3,686,406	—	3,686,406	—

Foreign Government and Government Agency Obligations	3,611,898	—	3,611,898	—

Bank Loan Obligations	189,126	—	63,750	125,376

Money Market Funds	22,928,175	22,928,175	—	—

Total Investments in Securities:	$798,751,188	$22,928,175	$775,697,637	$125,376

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	95.3

Cayman Islands	1.8

Netherlands	1.2

Mexico	1.2

Luxembourg	1.1

United Kingdom	1.0

Others (Individually Less Than 1%)	3.3

104.9%

See accompanying notes which are an integral part of the financial statements.

60

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61

Financial Statements

Statements of Assets and Liabilities

August 31, 2019

	Fidelity Corporate Bond ETF	Fidelity Limited Term Bond ETF	Fidelity Low Duration Bond Factor ETF	Fidelity Total Bond ETF

Assets

Investments in securities, at value – See accompanying schedule:
Unaffiliated issuers	$122,688,773	$126,845,910	$107,965,263	$775,823,013
Fidelity Central Funds	9,240,480	407,620	383,018	22,928,175

Total Investments in Securities	$131,929,253	$127,253,530	$108,348,281	$798,751,188

Cash	—	8,388	11,735	401

Receivable for investments sold
Regular delivery	—	—	764,184	228,200
Delayed delivery	—	—	—	5,091,616

Distributions receivable from Fidelity Central Funds	8,053	1,556	4,029	54,791

Interest receivable	1,109,416	916,782	418,779	5,517,544

Total assets	133,046,722	128,180,256	109,547,008	809,643,740

Liabilities

Payable for investments purchased
Regular delivery	4,890,842	193,739	287,256	602,501
Delayed delivery	—	—	—	45,835,647

Distributions payable	299,000	285,000	223,600	1,789,896

Accrued management fees	34,839	38,085	12,402	221,119

Total liabilities	5,224,681	516,824	523,258	48,449,163

Net Assets	$127,822,041	$127,663,432	$109,023,750	$761,194,577

Net Assets consist of:

Paid in capital	122,946,819	126,135,698	108,052,019	732,504,833

Total distributable earnings (loss)	4,875,222	1,527,734	971,731	28,689,744

Net Assets	$127,822,041	$127,663,432	$109,023,750	$761,194,577

Shares outstanding	2,400,000	2,500,000	2,150,000	14,652,000

Net Asset Value, offering price and redemption price per share	$53.26	$51.07	$50.71	$51.95

Investments at cost – Unaffiliated issuers	$116,383,818	$123,746,245	$107,171,342	$744,720,236

Investments at cost – Fidelity Central Funds	9,240,397	407,612	383,018	22,926,740

Investments at cost	$125,624,215	$124,153,857	$107,554,360	$767,646,976

See accompanying notes which are an integral part of the financial statements.

62

Statements of Operations

For the year ended August 31, 2019

	Fidelity Corporate Bond ETF	Fidelity Limited Term Bond ETF	Fidelity Low Duration Bond Factor ETF	Fidelity Total Bond ETF

Investment Income

Interest	$2,651,276	$4,163,011	$1,514,602	$17,612,863

Income from Fidelity Central Funds	71,166	28,843	19,306	807,398

Total income	2,722,442	4,191,854	1,533,908	18,420,261

Expenses

Management fees	254,934	493,041	74,574	1,955,303

Independent trustees’ compensation	300	671	175	2,326

Commitment fees	166	375	—	1,317

Total expenses before reductions	255,400	494,087	74,749	1,958,946

Expense reductions	(162)	(156)	(511)	(659)

Total expenses	255,238	493,931	74,238	1,958,287

Net investment income (loss)	2,467,204	3,697,923	1,459,670	16,461,974

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investment securities	(336,723)	(29,427)	161,934	400,810

Net realized gain (loss) on Fidelity Central Funds	(53)	1	—	(613)

Net realized gain (loss) on In-kind redemptions	—	(447,622)	—	—

Net realized gain (loss) on Delayed delivery commitments	—	—	—	(2,727)

Total net realized gain (loss)	(336,776)	(477,048)	161,934	397,470

Change in net unrealized appreciation (depreciation) on investment securities	7,944,763	4,136,169	783,682	39,024,107

Change in net unrealized appreciation (depreciation) on Fidelity Central Funds	53	—	—	613

Total change in net unrealized appreciation (depreciation)	7,944,816	4,136,169	783,682	39,024,720

Net gain (loss)	7,608,040	3,659,121	945,616	39,422,190

Net increase (decrease) in net assets resulting from operations	$10,075,244	$7,357,044	$2,405,286	$55,884,164

See accompanying notes which are an integral part of the financial statements.

63

Financial Statements – continued

Statements of Changes in Net Assets

	Fidelity Corporate Bond ETF		Fidelity Limited Term Bond ETF

	Year ended August 31, 2019	Year ended August 31, 2018	Year ended August 31, 2019	Year ended August 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,467,204	$2,315,794	$3,697,923	$2,749,244
Net realized gain (loss)	(336,776)	(641,995)	(477,048)	(1,019,348)
Change in net unrealized appreciation (depreciation)	7,944,816	(3,097,525)	4,136,169	(1,336,203)

Net increase (decrease) in net assets resulting from operations	10,075,244	(1,423,726)	7,357,044	393,693

Distributions to shareholders	(2,465,250)	—	(3,704,000)	—

Distributions to shareholders from net investment income	—	(2,314,700)	—	(2,750,950)

Total distributions	(2,465,250)	(2,314,700)	(3,704,000)	(2,750,950)

Share transactions
Proceeds from sales of shares	66,635,628	20,387,851	12,438,416	242,163,352
Cost of shares redeemed	(4,785,823)	(21,998,043)	(78,706,441)	(153,253,092)

Net increase (decrease) in net assets resulting from share transactions	61,849,805	(1,610,192)	(66,268,025)	88,910,260

Total increase (decrease) in net assets	69,459,799	(5,348,618)	(62,614,981)	86,553,003

Net Assets
Beginning of year	58,362,242	63,710,860	190,278,413	103,725,410

End of year	$127,822,041	$58,362,242	$127,663,432	$190,278,413

Undistributed (distributions in excess of) net investment income included in net assets at end of year		$1,518		$(144,301)

Other Information

Shares
Sold	1,300,000	400,000	250,000	4,900,000
Redeemed	(100,000)	(450,000)	(1,600,000)	(3,100,000)

Net increase (decrease)	1,200,000	(50,000)	(1,350,000)	1,800,000

See accompanying notes which are an integral part of the financial statements.

64

Statements of Changes in Net Assets

	Fidelity Low Duration Bond Factor ETF		Fidelity Total Bond ETF

	Year ended August 31, 2019	Year ended August 31, 2018A	Year ended August 31, 2019	Year ended August 31, 2018

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,459,670	$55,878	$16,461,974	$9,761,184
Net realized gain (loss)	161,934	1,078	397,470	(745,096)
Change in net unrealized appreciation (depreciation)	783,682	10,239	39,024,720	(11,015,241)

Net increase (decrease) in net assets resulting from operations	2,405,286	67,195	55,884,164	(1,999,153)

Distributions to shareholders	(1,445,750)	—	(16,753,048)	—

Distributions to shareholders from net investment income	—	(55,000)	—	(10,105,908)

Total distributions	(1,445,750)	(55,000)	(16,753,048)	(10,105,908)

Share transactions
Proceeds from sales of shares	98,044,019	10,008,000	297,386,885	158,783,388
Cost of shares redeemed	—	—	(2,416,174)	—

Net increase (decrease) in net assets resulting from share transactions	98,044,019	10,008,000	294,970,711	158,783,388

Total increase (decrease) in net assets	99,003,555	10,020,195	334,101,827	146,678,327

Net Assets
Beginning of year	10,020,195	—	427,092,750	280,414,423

End of year	$109,023,750	$10,020,195	$761,194,577	$427,092,750

Undistributed (distributions in excess of) net investment income included in net assets at end of year		$878		$(939,144)

Other Information

Shares
Sold	1,950,000	200,000	5,950,000	3,200,000
Redeemed	—	—	(50,000)	—

Net increase (decrease)	1,950,000	200,000	5,900,000	3,200,000

A	For the period June 12, 2018 (commencement of operations) to August 31, 2018.

See accompanying notes which are an integral part of the financial statements.

65

Financial Statements – continued

Financial Highlights

	Fidelity Corporate Bond ETF

	Year ended August 31, 2019	Year ended August 31, 2018		Year ended August 31, 2017	Year ended August 31, 2016	Year ended August 31, 2015A

Selected Per-Share Data

Net asset value, beginning of period	$48.64	$50.97		$51.20	$48.59	$50.06

Income from Investment Operations
Net investment income (loss)B	1.732	1.599		1.444	1.587	1.342
Net realized and unrealized gain (loss)	4.610	(2.311)		(0.243)	2.805	(1.448)

Total from investment operations	6.342	(0.712)		1.201	4.392	(0.106)

Distributions from net investment income	(1.722)	(1.618)		(1.431)	(1.594)	(1.364)

Distributions from net realized gain	—	—		—	(0.188)	—

Total distributions	(1.722)	(1.618)		(1.431)	(1.782)	(1.364)

Net asset value, end of period	$53.26	$48.64		$50.97	$51.20	$48.59

Total ReturnC,D	13.39%	(1.41)%		2.43%	9.30%	(0.26)%

Ratios to Average Net AssetsE,F
Expense before reductions	.36%	.42%		.45%	.45%	.45	%G
Expenses net of fee waivers, if any	.36%	.42%		.45%	.45%	.45	%G
Expenses net of all reductions	.36%	.42%		.45%	.45%	.45	%G
Net investment income (loss)	3.45%	3.22%		2.87%	3.24%	2.96	%G

Supplemental Data
Net assets, end of period (000 omitted)	$127,822	$58,362		$63,711	$40,959	$29,152
Portfolio turnover rateH	40%	81	%I	29%	37%	28	%I,J

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

66

Financial Highlights

	Fidelity Limited Term Bond ETF

	Year ended August 31, 2019	Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2016	Year ended August 31, 2015A

Selected Per-Share Data

Net asset value, beginning of period	$49.42	$50.60	$50.85	$49.90	$50.06

Income from Investment Operations
Net investment income (loss)B	1.344	1.072	0.767	0.681	0.623
Net realized and unrealized gain (loss)	1.687	(1.201)	(0.131)	0.990	(0.012)

Total from investment operations	3.031	(0.129)	0.636	1.671	0.611

Distributions from net investment income	(1.381)	(1.051)	(0.836)	(0.721)	(0.771)

Distributions from net realized gain	—	—	(0.050)	—	—

Total distributions	(1.381)	(1.051)	(0.886)	(0.721)	(0.771)

Net asset value, end of period	$51.07	$49.42	$50.60	$50.85	$49.90

Total ReturnC,D	6.22%	(0.23)%	1.27%	3.37%	1.22%

Ratios to Average Net AssetsE,F
Expense before reductions	.36%	.41%	.45%	.45%	.45	%G
Expenses net of fee waivers, if any	.36%	.41%	.45%	.45%	.45	%G
Expenses net of all reductions	.36%	.41%	.45%	.45%	.45	%G
Net investment income (loss)	2.69%	2.15%	1.54%	1.35%	1.37	%G

Supplemental Data
Net assets, end of period (000 omitted)	$127,663	$190,278	$103,725	$134,759	$47,408
Portfolio turnover rateH,I	32%	113%	206%	265%	312	%J

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

67

Financial Statements – continued

Financial Highlights

	Fidelity Low Duration Bond Factor ETF

	Year ended August 31, 2019	Year ended August 31, 2018A

Selected Per-Share Data

Net asset value, beginning of period	$50.10	$50.00

Income from Investment Operations
Net investment income (loss)B	1.479	0.279
Net realized and unrealized gain (loss)	0.469	0.096

Total from investment operations	1.948	0.375

Distributions from net investment income	(1.338)	(0.275)

Total distributions	(1.338)	(0.275)

Net asset value, end of period	$50.71	$50.10

Total ReturnC,D	3.95%	0.75%

Ratios to Average Net AssetsE,F
Expense before reductions	.15%	.15	%G
Expenses net of fee waivers, if any	.15%	.15	%G
Expenses net of all reductions	.15%	.15	%G
Net investment income (loss)	2.90%	2.51	%G

Supplemental Data
Net assets, end of period (000 omitted)	$109,024	$10,020
Portfolio turnover rateH	14%	2	%I

A	For the period June 12, 2018 (commencement of operations) to August 31, 2018.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

68

Financial Highlights

	Fidelity Total Bond ETF

	Year ended August 31, 2019		Year ended August 31, 2018		Year ended August 31, 2017	Year ended August 31, 2016		Year ended August 31, 2015A

Selected Per-Share Data

Net asset value, beginning of period	$48.80		$50.51		$50.82	$49.08		$50.00

Income from Investment Operations
Net investment income (loss)B	1.502		1.334		1.225	1.463		1.403
Net realized and unrealized gain (loss)	3.147		(1.690)		(0.242)	1.813		(0.975)

Total from investment operations	4.649		(0.356)		0.983	3.276		0.428

Distributions from net investment income	(1.499)		(1.354)		(1.279)	(1.536)		(1.348)

Return of capital	—		—		(0.014)	—		—

Total distributions	(1.499)		(1.354)		(1.293)	(1.536)		(1.348)

Net asset value, end of period	$51.95		$48.80		$50.51	$50.82		$49.08

Total ReturnC,D	9.73%		(0.69)%		1.99%	6.84%		0.83%

Ratios to Average Net AssetsE,F
Expense before reductions	.36%		.41%		.45%	.45%		.45	%G
Expenses net of fee waivers, if any	.36%		.41%		.45%	.45%		.45	%G
Expenses net of all reductions	.36%		.41%		.45%	.45%		.45	%G
Net investment income (loss)	3.01%		2.70%		2.45%	2.98%		3.10	%G

Supplemental Data
Net assets, end of period (000 omitted)	$761,195		$427,093		$280,414	$172,898		$105,614
Portfolio turnover rateH	150	%I	91	%I	128%	158	%I	276	%J

A	For the period October 6, 2014 (commencement of operations) to August 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Annualized.

H	Amount does not include the portfolio activity of any underlying funds.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

J	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

69

Notes to Financial Statements

For the year ended August 31, 2019

1. Organization.

Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond Factor ETF and Fidelity Total Bond ETF (the Funds) are exchange-traded funds of Fidelity Merrimack Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds’ Schedules of Investments list each of the Fidelity Central Funds held as of year end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to 0.01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds’ Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

70

3. Significant Accounting Policies – continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2019, is included at the end of each Fund’s Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca for Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF and of Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Low Duration Bond Factor ETF, normally 4:00 p.m. Eastern time. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statements of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2019 each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to redemptions in kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Corporate Bond ETF	$125,656,740	$6,385,164	$(112,651)	$6,272,513
Fidelity Limited Term Bond ETF	124,159,120	3,118,566	(24,156)	3,094,410
Fidelity Low Duration Bond Factor ETF	107,555,453	836,651	(43,823)	792,828
Fidelity Total Bond ETF	767,693,929	33,804,587	(2,747,328)	31,057,259

The tax-based components of distributable earnings as of period end were as follows for each Fund:

71

Notes to Financial Statements – continued

3. Significant Accounting Policies – continued

	Undistributed ordinary income	Undistributed capital gains	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Corporate Bond ETF	$3,472	$—	$(1,400,763)	$6,272,513
Fidelity Limited Term Bond ETF	—	—	(1,416,298)	3,094,410
Fidelity Low Duration Bond Factor ETF	170,574	8,329	—	792,828
Fidelity Total Bond ETF	—	—	(1,138,378)	31,057,259

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.

	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity Corporate Bond ETF	$(614,064)	$(786,699)	$(1,400,763)
Fidelity Limited Term Bond ETF	(1,008,836)	(407,462)	(1,416,298)
Fidelity Low Duration Bond Factor ETF	—	—	—
Fidelity Total Bond ETF	—	(1,138,378)	(1,138,378)

The tax character of distributions paid was as follows:

August 31, 2019
	Ordinary Income	Long-Term Capital Gain	Tax Return Of Capital	Total
Fidelity Corporate Bond ETF	$2,465,250	$—	$—	$2,465,250
Fidelity Limited Term Bond ETF	3,704,000	—	—	3,704,000
Fidelity Low Duration Bond Factor ETF	1,445,750	—	—	1,445,750
Fidelity Total Bond ETF	16,753,048	—	—	16,753,048

August 31, 2018
Fidelity Corporate Bond ETF	$2,314,700	$—	$—	$2,314,700
Fidelity Limited Term Bond ETF	2,750,950	—	—	2,750,950
Fidelity Low Duration Bond Factor ETFA	55,000	—	—	55,000
Fidelity Total Bond ETF	10,105,908	—	—	10,105,908

A	For the period June 12, 2018 (commencement of operations) to August 31, 2018.

Delayed Delivery Transactions and When-Issued Securities. During the year, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the year, certain Funds transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to each Fund’s portfolio turnover rate.

72

3. Significant Accounting Policies – continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

Restricted Securities. Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each Fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The Funds invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Funds to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Funds also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of each Fund’s Schedule of Investments.

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund’s financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation	Prior Line-Item Presentation
Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/ Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss)
Net unrealized appreciation (depreciation)
Statement of Changes in Net Assets	N/A – removed	Undistributed/Distributions in excess of/ Accumulated net investment income (loss) end of period
Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity Corporate Bond ETF	$68,933,318	$16,594,272
Fidelity Limited Term Bond ETF	26,886,184	22,649,985
Fidelity Low Duration Bond Factor ETF	89,807,375	2,402,097
Fidelity Total Bond ETF	143,825,773	29,897,491

73

Notes to Financial Statements – continued

4. Purchases and Sales of Investments – continued

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity Corporate Bond ETF	$—	$—
Fidelity Limited Term Bond ETF	—	58,187,979
Fidelity Low Duration Bond Factor ETF	—	—
Fidelity Total Bond ETF	9,263,158	—

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Investments Money Management Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .36% of average net assets for Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF and Fidelity Total Bond ETF. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense and taxes. The management fee is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Fidelity Low Duration Bond Factor ETF’s management fee is based on an annual rate of .15% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statements of Operations, and are as follows:

Amount
Fidelity Corporate Bond ETF	$166
Fidelity Limited Term Bond ETF	375
Fidelity Total Bond ETF	1,317

During the year, the Funds did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with each applicable Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund’s management fee. During the year, these credits reduced management fees by the following amounts:

Amount
Fidelity Corporate Bond ETF	$162
Fidelity Limited Term Bond ETF	156
Fidelity Low Duration Bond Factor ETF	511
Fidelity Total Bond ETF	659

8. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and cash to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

74

9. Other.

The Funds’ organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

10. Credit Risk.

The Funds may invest a portion of their assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

75

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Merrimack Street Trust and Shareholders of Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond Factor ETF, and Fidelity Total Bond ETF:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond Factor ETF, and Fidelity Total Bond ETF (four of the funds constituting Fidelity Merrimack Street Trust, hereafter collectively referred to as the “Funds” ) as of August 31, 2019, the related statements of operations for the periods listed in the table below, the statements of changes in net assets for each of the periods listed in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of August 31, 2019, the results of each of their operations for the periods listed in the table below, the changes in each of their net assets for each of the periods listed in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statement of operation	Statement of changes in net assets
Fidelity Corporate Bond ETF	Year ended August 31, 2019	Each of the two years in the period ended August 31, 2019
Fidelity Limited Term Bond ETF	Year ended August 31, 2019	Each of the two years in the period ended August 31, 2019
Fidelity Low Duration Bond Factor ETF	Year ended August 31, 2019	For the year ended August 31, 2019 and for the period June 12, 2018 (commencement of operations) to August 31, 2018
Fidelity Total Bond ETF	Year ended August 31, 2019	Each of the two years in the period ended August 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2019 by correspondence with the custodian, agent banks, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provides a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

76

Premium/Discount Analysis (Unaudited)

Shares of each fund are listed on NYSE Arca or CboeBZX and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund’s NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on NYSE Arca or CboeBZX.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund’s NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between each fund’s daily closing market price and each fund’s NAV.

Fidelity Corporate Bond ETF

Period Ended August 31, 2019

From commencement of operations* to August 31, 2019	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	296	24.03%	468	37.99%
25 – <50	86	6.98%	322	26.14%
50 – <75	4	0.32%	50	4.06%
75 – <100	0	—	3	0.24%
100 or above	1	0.08%	2	0.16%
Total	387	31.41%	845	68.59%

*	From October 9, 2014, date initially listed on the NYSE ARCA exchange.

Fidelity Limited Term Bond ETF

Period Ended August 31, 2019

From commencement of operations* to August 31, 2019	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	443	35.96%	605	49.11%
25 – <50	20	1.62%	149	12.09%
50 – <75	3	0.24%	12	0.98%
75 – <100	0	—	0	—
100 or above	0	—	0	—
Total	466	37.82%	766	62.18%

*	From October 9, 2014, date initially listed on the NYSE ARCA exchange.

Fidelity Low Duration Bond Factor ETF

Period Ended August 31, 2019

From commencement of operations* to August 31, 2019	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	13	4.25%	279	91.18%
25 – <50	0	—	13	4.25%
50 – <75	0	—	0	—
75 – <100	0	—	0	—
100 or above	0	—	1	0.32%
Total	13	4.25%	293	95.75%

*	From June 14, 2018, date initially listed on the CboeBZX exchange.

77

Premium/Discount Analysis (Unaudited) – continued

Fidelity Total Bond ETF

Period Ended August 31, 2019

From commencement of operations* to August 31, 2019	Closing Price Below NAV		Closing Price Above or Equal to NAV

Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 – <25	90	7.31%	663	53.81%
25 – <50	4	0.32%	434	35.23%
50 – <75	0	—	38	3.08%
75 – <100	0	—	3	0.25%
100 or above	0	—	0	—
Total	94	7.63%	1138	92.37%

*	From October 9, 2014, date initially listed on the NYSE ARCA exchange.

78

Trustees and Officers (Unaudited)

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund’s activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund’s performance. Each of the Trustees oversees 276 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds’ Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-FIDELITY.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees’ commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board’s conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds’ Board oversees Fidelity’s investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity’s high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

79

Trustees and Officers (Unaudited) – continued

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds’ activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds’ business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds’ exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board’s committees has responsibility for overseeing different aspects of the funds’ activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board’s oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds’ Chief Compliance Officer (CCO), FMR’s internal auditor, the independent accountants, the funds’ Treasurer and portfolio management personnel, make periodic reports to the Board’s committees, as appropriate, including an annual review of Fidelity’s risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under “Standing Committees of the Trustees.”

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)
Year of Election or Appointment: 2012
Trustee
Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

*	Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

+

The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

80

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Year of Election or Appointment: 2013
Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)
Year of Election or Appointment: 2014
Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)
Year of Election or Appointment: 2013
Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2013
Trustee

81

Trustees and Officers (Unaudited) – continued

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2013
Trustee
Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)
Year of Election or Appointment: 2013
Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

+

The information includes the Trustee’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee’s qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

82

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2017
Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)
Year of Election or Appointment: 2013
Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2013
Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin’ Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2019

83

Trustees and Officers (Unaudited) – continued

Name, Year of Birth; Principal Occupation

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as Secretary and CLO of other funds. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)
Year of Election or Appointment: 2016
Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)
Year of Election or Appointment: 2015
Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014
Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President of Fixed Income (2014-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR’s Global Asset Allocation Division (2017-2018), Vice President of Fidelity’s Money Market Funds (2012-2014), and President, Money Market and Short Duration Bond Group of Fidelity Management & Research Company (FMR) (investment adviser firm, 2013-2014).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)
Year of Election or Appointment: 2016
Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

84

Name, Year of Birth; Principal Occupation

Jim Wegmann (1979)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

85

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2019 to August 31, 2019).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Expenses Paid During PeriodB March 1, 2019 to August 31, 2019

Fidelity Corporate Bond ETF	0.36%

Actual		$1,000.00	$1,110.60	$1.92

HypotheticalC		$1,000.00	$1,023.39	$1.84

Fidelity Limited Term Bond ETF	0.36%

Actual		$1,000.00	$1,041.60	$1.85

HypotheticalC		$1,000.00	$1,023.39	$1.84

Fidelity Low Duration Bond Factor ETF	0.15%

Actual		$1,000.00	$1,027.10	$0.77

HypotheticalC		$1,000.00	$1,024.45	$0.77

Fidelity Total Bond ETF	0.36%

Actual		$1,000.00	$1,074.80	$1.88

HypotheticalC		$1,000.00	$1,023.39	$1.84

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

C	5% return per year before expenses.

86

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income.

	Pay Date	Record Date	Dividends	Capital Gains

Fidelity Corporate Bond ETF	10/1/2019	9/27/2019	$0.132	$0.00

Fidelity Limited Term Bond ETF	10/1/2019	9/27/2019	$0.118	$0.00

Fidelity Low Duration Bond Factor ETF	10/1/2019	9/27/2019	$0.097	$0.00

Fidelity Total Bond ETF	10/1/2019	9/27/2019	$0.123	$0.00

The Fidelity Low Duration Bond Factor ETF hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2019, $8,329, or, if subsequently determined to be different, the net capital gain of such year.

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fidelity Corporate Bond ETF	2%

Fidelity Limited Term Bond ETF	18%

Fidelity Low Duration Bond Factor ETF	9%

Fidelity Total Bond ETF	8%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2019 to August 31, 2019 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fidelity Corporate Bond ETF	$1,336,208

Fidelity Limited Term Bond ETF	$1,927,726

Fidelity Low Duration Bond Factor ETF	$915,739

Fidelity Total Bond ETF	$9,962,453

The funds will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

87

FIXETF-ANN-1019 1.9864852.104	900937.1.0

Item 2.	Code of Ethics

As of the end of the period, August 31, 2019, Fidelity Merrimack Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Corporate Bond ETF, Fidelity Limited Term Bond ETF, Fidelity Low Duration Bond Factor ETF and Fidelity Total Bond ETF (the “Funds”):

Services Billed by PwC

August 31, 2019 FeesA

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond ETF	$40,000	$—	$2,800	$1,900
Fidelity Limited Term Bond ETF	$41,000	$—	$3,700	$2,000
Fidelity Low Duration Bond Factor ETF	$42,000	$—	$3,400	$1,900
Fidelity Total Bond ETF	$44,000	$—	$5,300	$2,100

August 31, 2018 FeesA,B

	Audit Fees	Audit- Related Fees	Tax Fees	All Other Fees
Fidelity Corporate Bond ETF	$40,000	$—	$2,800	$2,000
Fidelity Limited Term Bond ETF	$42,000	$—	$3,700	$2,400
Fidelity Low Duration Bond Factor ETF	$26,000	$300	$3,400	$300
Fidelity Total Bond ETF	$45,000	$—	$3,700	$2,600

A	Amounts may reflect rounding.
B	Fidelity Low Duration Bond Factor ETF commenced operations on June 12, 2018.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2019A	August 31, 2018A,B
Audit-Related Fees	$7,775,000	$7,745,000
Tax Fees	$10,000	$20,000
All Other Fees	$—	$—

A	Amounts may reflect rounding.
B	May include amounts billed prior to the Fidelity Low Duration Bond Factor ETF’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund’s financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

*        *        *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2019A	August 31, 2018A,B
PwC	$12,480,000	$10,920,000

A	Amounts may reflect rounding.
B	May include amounts billed prior to the Fidelity Low Duration Bond Factor ETF’s commencement of operations.

The trust’s Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.	Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. As of August 31, 2019,

the members of the Audit Committee were Elizabeth S. Acton, Ann E. Dunwoody, John Engler, Robert F. Gartland, Arthur E. Johnson, Michael E. Kenneally, Marie L. Knowles and Mark A. Murray.

Item 6.	Investments

(a)     Not applicable.

(b)     Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 25, 2019

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 25, 2019